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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number: 811-05127
Advance Capital I, Inc.
(Exact name of registrant as specified in charter)

One Towne Square, Suite 444
Southfield, Michigan	48076
(Address of principal executive offices)	(Zip code)
Robert J. Cappelli, President
Advance Capital I, Inc.
One Towne Square, Suite 444
Southfield, Michigan 48076
(Name and Address of agent for service)
Registrant’s telephone number, including area code: (248) 350-8543
Date of fiscal year end: December 31
Date of reporting period: June 30, 2011
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940(17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays current valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1. Annual Report to Shareholders.
AN INVESTMENT COMPANY
WITH FOUR FUNDS
Semi-Annual Report
June 30, 2011

1	A Letter to Our Shareholders

3	Financial Highlights

11	Equity Growth Fund

16	Balanced Fund

24	Retirement Income Fund

28	Core Equity Fund

30	Statements of Assets and Liabilities

31	Statements of Operations

32	Statements of Changes in Net Assets

34	Notes to Financial Statements

39	Additional Information
EX-99.CERT
EX-99.906CERT
Advance Capital’s Pledge:
We understand that investing in any mutual fund is a leap of faith. We recognize that trust, integrity and honesty are just a few of the attributes you should expect from any financial organization. Our commitment to you is to hold true to these standards by putting your interests first at all times. We will work hard each and every day to provide you with quality service as well as our best long-term investment advice. We pledge to maintain the highest standards of TRUST, INTEGRITY & HONESTY in all of our dealings with you.
Sincerely,
Advance Capital I, Inc. Board of Directors, Management and Staff

Dear Shareholders,
Six Month Review
Three years have passed since the onset of the global credit crisis and while the immediate effects have faded, the repercussions continue to impact economies around the world. Through the first half of the year, the developed economies of the world were stuck in a low growth, high unemployment environment while wrestling with mountains of debt and huge budget deficits. This precarious environment was further strained by the social uprising in the Middle East and the horrific tsunami which ravaged the coast of Japan and disrupted supply chains around the world. It is apparent that the path back to prosperity and fiscal sanity will take tough choices by our leaders and a collective sacrifice by all. Along the way, the capital markets and investor sentiment could become more volatile as a result.
On the economic front, the first half of the year brought lackluster growth and stubbornly high unemployment. The growth in the economy as measured by the Gross Domestic Product (GDP) averaged about 1.0 percent through June 30th, with a particularly weak second quarter. This soft patch appeared widespread as the major economic indicators, including industrial production, retail sales and housing data, pointed to subdued growth. Some of this weakness was attributable to the supply disruptions caused by the devastating earthquake in Japan on April 6th. Toward the end of June, factory activity rebounded as some of these problems cleared. The modest up-tick in manufacturing was overshadowed by the structural problems in the U.S. jobs market. The nation’s unemployment rate has hovered around 9.0 percent since the onset of the credit crisis in late 2008. Although initial jobless claims have moved considerably lower over the last few quarters, the structural employment problems appear persistent. The void left behind from the implosion of the housing sector, along with the shift to cheaper labor overseas, has left U.S workers searching for answers and scrambling for jobs.
Along the way, the economic pressure on consumers has been relentless. No surprise, they remain a bit cautious and short on discretionary spending. From apparel to auto sales, the consumer has pulled back amidst a dearth of jobs and rising commodity prices. Since consumer spending makes up 70 percent of economic growth, a healthy consumer is the key to reviving economic growth. Still, consumers have shown remarkable resiliency in weathering these pressures and with the employment picture expected to slowly improve in the year ahead, spending might rebound.
This uncertain environment is further complicated by excessive debt levels at the federal, state and individual levels. First, the federal government has hit the inflection point with deficit spending and partisan politics. Yet, the politicians find it nearly impossible to balance spending cuts with effective ways to raise revenues. True to form, the most likely scenario is temporary relief without concrete decisions or sacrifices. Future generations will have to bear the burden of repaying or restructuring our debt. For now, investors believe our deficits will moderate and our debt problems will somehow be solved. If brinksmanship trumps sound judgment and politics replaces common sense, investors might think twice and reduce risk and seek safer investments in the quarters and years ahead.
Capital Market Performance
In this modest growth environment, the capital markets turned in a very solid performance through the first six months. Through June, the S&P 500 Index returned 6.0 percent while the Nasdaq Composite returned 5.0 percent. In the S&P Index Education, Internet Software and Manufacturers turned in the best performance, while Household & Apparel, Airlines and Electrical Equipment were at the bottom. The first quarter brought optimism that growth would accelerate with modest inflation. The second quarter squashed this optimism as the effects from the Japanese earthquake disrupted supply chains which slowed growth in developed areas of the world.

In the fixed income markets, investors remained perplexed as to the direction of interest rates and inflation. While commodity inflation pushed the inflation indicators higher, housing prices fell and wages stagnated. There remains a dichotomy between those that believe inflation is inevitable and those believing deflation is still possible. In this environment, treasury yields fell modestly as economic growth cooled and commodity prices retreated.
For the six month period ended June 30th, the Advance Capital I Equity Growth Fund increased 8.7 percent as compared to the Lipper Mid Cap Growth Index which returned 7.6 percent. The Balanced Fund, with its 60-40 mix of stocks and bonds posted a 5.7 percent increase, compared to the Lip-per Balanced Index which returned 4.7 percent. The Core Equity Fund increased 6.1 percent, compared to the S&P 500 Index which was up 6.0 percent. The Retirement Income Fund increased 3.3 percent, compared to the Morningstar Intermediate Bond average which returned 2.8 percent.
Remainder of the Year
The second half of the year has started with a leg down for stocks. With the recent downgrade of the U.S. debt by Standard & Poor’s and the wait for the “super committee” to set deficit reduction plans in motion along with heightened foreign debt problems, we will likely be challenged by increased volatility in the capital markets. Despite this volatility, the potential for growth to accelerate is not fully out of the picture if structural issues are addressed. First, the deep housing depression needs to abate. Although some progress has been made, home prices continue to decline and foreclosure rates remain very high across the income spectrum. Second, the employment picture needs to improve dramatically with higher paying, skilled jobs returning. Again, some progress has been made, but it is painfully slow. Lastly, the developed governments of the world must address their debt and deficit problems. The short-term fixes already enacted along with the mentality of pushing the tough decisions off to future generations and living beyond our means, is not a real solution.
These uncertain times have caused many individual investors to depart the equity markets which have in turn led to dramatic market swings on almost a daily basis. Fear can cause many to abandon tried and true investing principles and cause dislocations for stock markets in the short-term. We still see attractive stock market valuations, given the expectation that corporate earnings remain strong. Investors have few alternatives with short-term interest rates near zero and corporate bond yields in the low single digits. Those companies able to capitalize on global growth with proven management teams, consistent earnings and positive cash-flow should perform well. When many problems exist the opportunity for solutions and good news to spur market returns is the highest. We remain cautiously optimistic about the remainder of 2011.
As always, we remind investors to stay disciplined and focused on the long-term. We thank you for your continued confidence and look forward to providing you with service and results designed to meet or exceed your long term investment objectives. If you have questions or if we can be of service, please call. Our toll-free number is (800) 345-4783.

Robert J. Cappelli	Christopher M. Kostiz
President	President
Advance Capital I, Inc.	Advance Capital Management, Inc.

ADVANCE CAPITAL I — EQUITY GROWTH FUND (Retail Shares)
FINANCIAL HIGHLIGHTS
SELECTED PER-SHARE DATA AND RATIOS
(For a Share Outstanding Throughout Each Period)

	(Unaudited)
	Six months
	ended
	June 30,	Years ended December 31
	2011	2010	2009	2008	2007	2006
Net asset value, beginning of year	$23.60	$18.52	$12.87	$24.11	$24.87	$25.42

Income (Loss) from investment operations[a]

Net investment income (loss)	(0.03)	0.01	0.02	0.00	(0.03)	(0.03)

Net realized and unrealized gain (loss) on investments	2.08	5.08	5.66	(11.22)	3.05	2.43

Total from investment operations	2.05	5.09	5.68	(11.22)	3.02	2.40

Less distributions

Net Investment Income	0.00	(0.01)	(0.03)	0.00	0.00	0.00

Net realized gain on investments	0.00	0.00	0.00	(0.02)	(3.78)	(2.76)

Return of capital	0.00	0.00	0.00	0.00	0.00	(0.19)

Total distributions	0.00	(0.01)	(0.03)	(0.02)	(3.78)	(2.95)

Net asset value, end of period	$25.65	$23.60	$18.52	$12.87	$24.11	$24.87

Total Return	8.69%[c]	27.49%	44.14%	(46.53%)	12.05%	9.39%

Ratios and Supplemental Data

Net assets, end of period (in thousands)	$107,006	$108,290	$98,960	$83,981	$220,726	$210,179

Ratio of expenses to average net assets	1.06%[b]	1.07%	1.13%	1.06%	1.01%	1.01%

Ratio of net investment income (loss) to average net assets	(0.25%)[b]	0.05%	0.12%	(0.02%)	(0.10%)	(0.10%)

Portfolio turnover rate	23%[c]	26%	27%	27%	33%	38%

[a]	Per share amounts presented are based on average shares outstanding.

[b]	Annualized

[c]	Not Annualized

See Notes to Financial Statements	3

ADVANCE CAPITAL I — BALANCED FUND (Retail Shares)
FINANCIAL HIGHLIGHTS
SELECTED PER-SHARE DATA AND RATIOS
(For a Share Outstanding Throughout Each Period)

	(Unaudited)
	Six months
	ended
	June 30,	Years ended December 31
	2011	2010	2009	2008	2007	2006
Net asset value, beginning of year	$15.83	$14.05	$11.80	$17.66	$18.38	$17.92

Income (Loss) from investment operations[a]

Net investment income	0.06	0.21	0.38	0.38	0.38	0.39

Net realized and unrealized gain (loss) on investments	0.85	1.89	2.25	(5.84)	0.72	1.37

Total from investment operations	0.91	2.10	2.63	(5.46)	1.10	1.76

Less distributions

Net investment income	(0.12)	(0.32)	(0.38)	(0.39)	(0.38)	(0.29)

Net realized gain on investments	0.00	0.00	0.00	(0.01)	(1.44)	(0.90)

Return of capital	0.00	0.00	0.00	0.00	0.00	(0.11)

Total distributions	(0.12)	(0.32)	(0.38)	(0.40)	(1.82)	(1.30)

Net asset value, end of period	$16.62	$15.83	$14.05	$11.80	$17.66	$18.38

Total Return	5.74%[c]	15.19%	22.79%	(31.33%)	6.00%	9.91%

Ratios and Supplemental Data

Net assets, end of period (in thousands)	$179,900	$184,202	$189,125	$200,199	$400,214	$397,635

Ratio of expenses to average net assets	1.05%[b]	1.06%	1.12%	1.04%	0.97%	0.93%

Ratio of net investment income to average net assets	0.71%[b]	1.46%	3.03%	2.48%	1.97%	2.14%

Portfolio turnover rate	26%[c]	39%	48%	41%	36%	35%

[a]	Per share amounts presented are based on average shares outstanding.

[b]	Annualized

[c]	Not Annualized

4	See Notes to Financial Statements

ADVANCE CAPITAL I — RETIREMENT INCOME FUND (Retail Shares)
FINANCIAL HIGHLIGHTS
SELECTED PER-SHARE DATA AND RATIOS
(For a Share Outstanding Throughout Each Period)

	(Unaudited)
	Six months
	ended
	June 30,	Years ended December 31
	2011	2010	2009	2008	2007	2006
Net asset value, beginning of year	$8.49	$8.23	$7.46	$9.45	$9.68	$9.85

Income (Loss) from investment operations[a]

Net investment income	0.10	0.32	0.45	0.52	0.54	0.54

Net realized and unrealized gain (loss) on investments	0.18	0.36	0.79	(1.98)	(0.23)	(0.16)

Total from investment operations	0.28	0.68	1.24	(1.46)	0.31	0.38

Less distributions

Net investment income	(0.17)	(0.42)	(0.47)	(0.53)	(0.54)	(0.54)

Return of capital	0.00	0.00	0.00	0.00	0.00	(0.01)

Total distributions	(0.17)	(0.42)	(0.47)	(0.53)	(0.54)	(0.55)

Net asset value, end of period	$8.60	$8.49	$8.23	$7.46	$9.45	$9.68

Total Return	3.34%[c]	8.31%	17.13%	(16.03%)	3.33%	3.97%

Ratios and Supplemental Data

Net assets, end of period (in thousands)	$269,550	$292,167	$319,349	$340,834	$406,932	$402,076

Ratio of expenses to average net assets	0.84%[b]	0.85%	0.91%	0.83%	0.78%	0.76%

Ratio of net investment income to average net assets	2.43%[b]	3.77%	5.81%	6.07%	5.69%	5.57%

Portfolio turnover rate	25%[c]	73%	58%	58%	51%	62%

[a]	Per share amounts presented are based on average shares outstanding.

[b]	Annualized

[c]	Not Annualized

See Notes to Financial Statements	5

ADVANCE CAPITAL I — CORE EQUITY FUND (Retail Shares)
FINANCIAL HIGHLIGHTS
SELECTED PER-SHARE DATA AND RATIOS
(For a Share Outstanding Throughout Each Period)

	(Unaudited)
	Six months
	ended
	June 30,	Years ended December 31
	2011	2010	2009	2008
Net asset value, beginning of year	$9.79	$8.62	$6.51	$10.00

Income (Loss) from investment operations[a]

Net investment income	0.02	0.05	0.05	0.06

Net realized and unrealized gain (loss) on investments	0.58	1.17	2.11	(3.49)

Total from investment operations	0.60	1.22	2.16	(3.43)

Less distributions

Net investment income	0.00	(0.05)	(0.05)	(0.06)

Total distributions	0.00	(0.05)	(0.05)	(0.06)

Net asset value, end of period	$10.39	$9.79	$8.62	$6.51

Total Return	6.13%[c]	14.15%	33.19%	(34.35%)

Ratios and Supplemental Data

Net assets, end of period (in thousands)	$10,033	$10,671	$9,768	$8,469

Ratio of expenses to average net assets	1.37%[b,d]	1.40%[d]	1.44%[d]	1.39%[d]

Ratio of expenses to average net assets	1.27%[b,e]	1.28%[e]	1.31%[e]	1.28%[e]

Ratio of net investment income to average net assets	0.44%[b]	0.54%	0.66%	0.66%

Portfolio turnover rate	18%[c]	36%	33%	68%

[a]	Per share amounts presented are based on average shares outstanding.

[b]	Annualized

[c]	Not Annualized

[d]	Before waivers

[e]	Net of waivers

6	See Notes to Financial Statements

ADVANCE CAPITAL I — EQUITY GROWTH FUND (Institutional Shares)
FINANCIAL HIGHLIGHTS
SELECTED PER-SHARE DATA AND RATIOS
(For a Share Outstanding Throughout Each Period)

	(Unaudited)
	Six months
	ended
	June 30,	Periods ended December 31
	2011	2010	2009	2008	2007[a]
Net asset value, beginning of period	$23.63	$18.49	$12.81	$24.16	$27.28

Income (Loss) from investment operations[b]

Net investment Income	0.01	0.06	0.06	0.06	0.02

Net realized and unrealized gain (loss) on investments	2.10	5.09	5.65	(11.39)	0.64

Total from investment operations	2.11	5.15	5.71	(11.33)	0.66

Less distributions

Net investment Income	0.00	(0.01)	(0.03)	0.00	0.00

Net realized gain on investments	0.00	0.00	0.00	(0.02)	(3.78)

Total distributions	0.00	(0.01)	(0.03)	(0.02)	(3.78)

Net asset value, end of period	$25.74	$23.63	$18.49	$12.81	$24.16

Total Return	8.93%[d]	27.86%	44.58%	(46.89%)	2.34%[d]

Ratios and Supplemental Data

Net assets, end of period (in thousands)	$1,376	$180	$141	$92	$118

Ratio of expenses to average net assets	0.82%[c]	0.82%	0.88%	0.80%	0.77%[c]

Ratio of net investment income to average net assets	0.08%[c]	0.31%	0.36%	0.31%	0.12%[c]

Portfolio turnover rate	23%[d]	26%	27%	27%	33%

[a]	For the period May 4, 2007, commencement of operations, to December 31, 2007.

[b]	Per share amounts presented are based on average shares outstanding.

[c]	Annualized

[d]	Not Annualized

See Notes to Financial Statements	7

ADVANCE CAPITAL I — BALANCED FUND (Institutional Shares)
FINANCIAL HIGHLIGHTS
SELECTED PER-SHARE DATA AND RATIOS
(For a Share Outstanding Throughout Each Period)

	(Unaudited)
	Six months
	ended
	June 30,	Periods ended December 31
	2011	2010	2009	2008	2007[a]
Net asset value, beginning of period	$15.79	$14.01	$11.77	$17.66	$19.43

Income (Loss) from investment operations[b]

Net investment Income	0.08	0.25	0.41	0.42	0.29

Net realized and unrealized gain (loss) on investments	0.84	1.89	2.24	(5.87)	(0.33)

Total from investment operations	0.92	2.14	2.65	(5.45)	(0.04)

Less distributions

Net investment Income	(0.14)	(0.36)	(0.41)	(0.43)	(0.29)

Net realized gain on investments	0.00	0.00	0.00	(0.01)	(1.44)

Total distributions	(0.14)	(0.36)	(0.41)	(0.44)	(1.73)

Net asset value, end of period	$16.57	$15.79	$14.01	$11.77	$17.66

Total Return	5.82%[d]	15.52%	23.06%	(31.33%)	(0.22%)[d]

Ratios and Supplemental Data

Net assets, end of period (in thousands)	$447	$157	$139	$117	$175

Ratio of expenses to average net assets	0.81%[c]	0.81%	0.87%	0.79%	0.74%[c]

Ratio of net investment income to average net assets	0.97%[c]	1.70%	3.24%	2.79%	2.25%[c]

Portfolio turnover rate	26%[d]	39%	48%	41%	36%

[a]	For the period May 4, 2007, commencement of operations, to December 31, 2007.

[b]	Per share amounts presented are based on average shares outstanding.

[c]	Annualized

[d]	Not Annualized

8	See Notes to Financial Statements

ADVANCE CAPITAL I — RETIREMENT INCOME FUND (Institutional Shares)
FINANCIAL HIGHLIGHTS
SELECTED PER-SHARE DATA AND RATIOS
(For a Share Outstanding Throughout Each Period)

	(Unaudited)
	Six months
	ended
	June 30,	Periods ended December 31
	2011	2010	2009	2008	2007[a]
Net asset value, beginning of period	$8.48	$8.23	$7.46	$9.45	$9.71

Income (Loss) from investment operations[b]

Net investment Income	0.11	0.36	0.47	0.55	0.36

Net realized and unrealized gain (loss) on investments	0.19	0.34	0.79	(1.99)	(0.25)

Total from investment operations	0.30	0.70	1.26	(1.44)	0.11

Less distributions

Net investment Income	(0.18)	(0.45)	(0.49)	(0.55)	(0.37)

Total distributions	(0.18)	(0.45)	(0.49)	(0.55)	(0.37)

Net asset value, end of period	$8.60	$8.48	$8.23	$7.46	$9.45

Total Return	3.59%[d]	8.45%	17.42%	(15.82%)	1.19%[d]

Ratios and Supplemental Data

Net assets, end of period (in thousands)	$570	$562	$1,664	$1,841	$3,508

Ratio of expenses to average net assets	0.60%[c]	0.60%	0.66%	0.58%	0.56%[c]

Ratio of net investment income to average net assets	2.68%[c]	4.24%	6.07%	6.26%	5.92%[c]

Portfolio turnover rate	25%[d]	73%	58%	58%	51%

[a]	For the period May 4, 2007, commencement of operations, to December 31, 2007.

[b]	Per share amounts presented are based on average shares outstanding.

[c]	Annualized

[d]	Not Annualized

See Notes to Financial Statements	9

ADVANCE CAPITAL I — CORE EQUITY FUND (Institutional Shares)
FINANCIAL HIGHLIGHTS
SELECTED PER-SHARE DATA AND RATIOS
(For a Share Outstanding Throughout Each Period)

	(Unaudited)
	Six months
	ended
	June 30,	Years ended December 31
	2011	2010	2009	2008
Net asset value, beginning of period	$9.87	$8.67	$6.51	$10.00

Income (Loss) from investment operations[a]

Net investment Income	0.03	0.07	0.07	0.07

Net realized and unrealized gain (loss) on investments	0.59	1.18	2.14	(3.48)

Total from investment operations	0.62	1.25	2.21	(3.41)

Less distributions

Net investment Income	0.00	(0.05)	(0.05)	(0.08)

Total distributions	0.00	(0.05)	(0.05)	(0.08)

Net asset value, end of period	$10.49	$9.87	$8.67	$6.51

Total Return	6.28%[c]	14.41%	33.95%	(34.14%)

Ratios and Supplemental Data

Net assets, end of period (in thousands)	$640	$433	$379	$0 [d]

Ratio of expenses to average net assets	1.13%[b,e]	1.15%[e]	1.17%[e]	1.16%[e]

Ratio of expenses to average net assets	1.02%[b,f]	1.03%[f]	1.04%[f]	1.05%[f]

Ratio of net investment income to average net assets	0.67%[b]	0.79%	0.89%	0.79%

Portfolio turnover rate	18%[c]	36%	33%	68%

[a]	Per share amounts presented are based on average shares outstanding.

[b]	Annualized

[c]	Not Annualized

[d]	Amount rounds to zero

[e]	Before waivers

[f]	Net of waivers

10	See Notes to Financial Statements

ADVANCE CAPITAL I — EQUITY GROWTH FUND
SUMMARY OF PORTFOLIO HOLDINGS (Unaudited)
JUNE 30, 2011
Top Ten Holdings*

Cummins, Inc.	1.18%

FMC Technologies, Inc.	0.96%

AmerisourceBergen Corp.	0.88%

Western Union Co.	0.81%

Jones Lang LaSalle, Inc.	0.79%

Peabody Energy Corp.	0.77%

Compass Minerals	0.77%

Liberty Media Corp — Inter.	0.77%

Cameron International Corp.	0.76%

Nuance Communications	0.75%

*	Percentages based on Total Net Assets

ADVANCE CAPITAL I — EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2011

Common Stock	Shares	Value

BASIC MATERIALS — 6.4%
Agnico-Eagle Mines Ltd	3,300	$208,329
Air Products & Chemicals	2,000	191,160
Albemarle Corp.	2,600	179,920
Carpenter Technology Corp.	5,400	311,472
CF Industries Holdings, Inc.	2,700	382,509
Cliffs Natural Resources, Inc.	8,000	739,600
Compass Minerals	9,700	834,879
Ecolab, Inc.	3,800	214,244
Eldorado Gold Corp.	28,400	418,616
HudBay Minerals, Inc.	24,900	372,504
Intrepid Potash, Inc.*	6,600	214,500
Osisko Mining Corp.*	18,100	281,093
PPG Industries, Inc.	3,000	272,370
Rockwood Holdings, Inc.*	3,700	204,573
Sherwin-Williams Co.	5,600	469,672
Sigma-Aldrich Corp.	3,100	227,478
Sociedad Quimica — ADR	9,000	582,480
Stillwater Mining Co.*	10,100	222,301
Ternium SA — ADR	5,600	165,368
United States Steel Corp.	3,600	165,744
Vulcan Materials Co.	8,400	323,652

COMMUNICATIONS 8.5%
Akamai Technologies, Inc.*	4,100	129,027
Aruba Networks, Inc.*	10,700	316,185
Central European Media*	6,600	130,350
Ciena Corp.*	12,000	220,560
Crown Castle International*	17,900	730,141
CTC Media, Inc.*	9,600	204,672
Ctrip.com International Ltd — ADR*	8,100	348,948
Discovery Communications*	18,300	668,865
Equinix, Inc.*	1,800	181,836
F5 Networks, Inc.*	2,500	275,625
Factset Research Systems	3,000	306,960
JDS Uniphase Corp.*	15,600	259,896
Juniper Networks, Inc.*	15,900	500,850
Liberty Media Corp — Inter.*	49,600	831,792
Liberty Media Corp — Starz*	2,300	173,052
McGraw-Hill Cos., Inc.	14,700	616,077
NII Holdings, Inc.*	7,400	313,612
Omnicom Group, Inc.	11,700	563,472
Pandora Media, Inc.*	12,400	234,484
Polycom, Inc.*	2,500	160,750
priceline.com, Inc.*	400	204,772
Rackspace Hosting, Inc.*	5,600	239,344
SBA Communications Corp.*	13,500	515,565
Sina Corp.*	4,600	478,860
TIBCO Software, Inc.*	9,900	287,298
VeriSign, Inc.*	5,300	177,338
WebMD Health Corp.*	4,200	191,436

CONSUMER, CYCLICAL — 15.4%
Advance Auto Parts, Inc.	2,700	157,923
AutoZone, Inc.*	1,000	294,850
Bed Bath & Beyond, Inc.*	13,200	770,484
CarMax, Inc.*	20,200	668,014
Chico’s FAS, Inc.	11,900	181,237
Chipotle Mexican Grill, Inc.*	1,200	369,828
Choice Hotels International	10,200	340,272
Coach, Inc.	4,600	294,078
Copa Holdings SA	4,700	313,678
Copart, Inc.*	4,000	186,400
Dick’s Sporting Goods, Inc.*	6,900	265,305
Dollar General Corp.*	10,200	345,678
Dollar Tree, Inc.*	7,400	492,988
Fastenal Co.	14,200	511,058
Fossil, Inc.*	3,500	412,020
Gap, Inc.	6,800	123,080
Guess? Inc.	5,100	214,506
Hyatt Hotels Corp.*	4,000	163,280
International Game Tech.	15,400	270,732
Kohl’s Corp.	8,100	405,081
Madison Square Garden Co.*	10,325	284,247
Marriott International, Inc.	21,280	755,227
Mattel, Inc.	22,800	626,772
Men’s Wearhouse, Inc.	5,337	179,857
O’Reilly Automotive, Inc.*	9,600	628,896
PACCAR, Inc.	4,300	219,687
Panera Bread Co.*	3,000	376,980
PetSmart, Inc.	7,000	317,590
Ross Stores, Inc.	9,000	721,080
Royal Caribbean Cruises Ltd	15,400	579,656
Skywest, Inc.	14,300	215,358
Southwest Airlines Co.	36,700	419,114
Staples, Inc.	7,800	123,240
Starwood Hotels & Resorts	12,600	706,104
Tiffany & Co.	7,000	549,640
Tim Hortons, Inc.	10,100	492,981
Toll Brothers, Inc.*	12,800	265,472
Tractor Supply Co.	3,400	227,392
TRW Automotive Holdings*	3,400	200,702
Urban Outfitters, Inc.*	10,000	281,500

12	See Notes to Financial Statements

ADVANCE CAPITAL I — EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2011

Common Stock	Shares	Value

CONSUMER, CYCLICAL — 15.4% (continued)
WABCO Holdings, Inc.*	4,100	$283,146
Williams-Sonoma, Inc.	5,700	207,993
WMS Industries, Inc.*	6,900	211,968
WW Grainger, Inc.	3,800	583,870
Wynn Resorts Ltd	3,100	444,974

CONSUMER, NON-CYCLICAL — 19.2%
Alexion Pharmaceuticals *	11,400	536,142
American Reprographics*	10,200	72,114
AmerisourceBergen Corp.	23,000	952,200
Arthrocare Corp.*	2,300	76,981
Avon Products, Inc.	22,100	618,800
BioMarin Pharmaceutical*	6,700	182,307
Brown-Forman Corp.	4,625	345,441
Bruker Corp.*	12,000	244,320
Campbell Soup Co.	3,900	134,745
Catalyst Health Solutions*	6,000	334,920
Charles River Laboratories*	2,900	117,885
Church & Dwight Co., Inc.	9,800	397,292
CIGNA Corp.	3,800	195,434
Clorox Co.	4,300	289,992
Community Health Systems*	6,600	169,488
Corporate Executive Board	3,800	165,870
Covance, Inc.*	3,600	213,732
CR Bard, Inc.	5,100	560,286
DaVita, Inc.*	5,100	441,711
Dendreon Corp.*	11,500	453,560
DENTSPLY International, Inc.	6,700	255,136
Edwards Lifesciences Corp.*	3,900	340,002
Equifax, Inc.	4,300	149,296
Genpact Ltd*	8,900	153,436
Gen-Probe, Inc.*	2,300	159,045
Global Payments, Inc.	2,800	142,800
Green Dot Corp.*	8,500	288,830
Henry Schein, Inc.*	5,500	393,745
Hershey Co.	5,400	306,990
Hertz Global Holdings, Inc.*	11,800	187,384
Hologic, Inc.*	10,100	203,717
Human Genome Sciences*	13,000	319,020
Humana, Inc.	2,200	177,188
IDEXX Laboratories, Inc.*	5,900	457,604
Illumina, Inc.*	5,500	413,325
Incyte Corp Ltd*	14,700	278,418
Intuitive Surgical, Inc.*	700	260,477
Iron Mountain, Inc.	5,500	187,495
JM Smucker Co.	2,300	175,812
Laboratory Corp of America*	3,900	377,481
Life Technologies Corp.*	3,500	182,245
Lorillard, Inc.	1,400	152,418
Manpower, Inc.	3,200	171,680
Masimo Corp.*	4,500	133,560
McCormick & Co., Inc.	4,800	237,936
Mead Johnson Nutrition Co.	2,600	175,630
Mednax, Inc.*	3,000	216,570
Moody’s Corp.	12,800	490,880
Myriad Genetics, Inc.*	7,200	163,512
New Oriental Education — ADR*	1,500	167,580
Patterson Cos., Inc.	4,700	154,583
Paychex, Inc.	17,187	527,985
Quanta Services, Inc.*	8,100	163,620
Quest Diagnostics, Inc.	9,422	556,840
Regeneron Pharmaceuticals*	8,200	465,022
ResMed, Inc.*	5,400	167,130
Ritchie Bros Auctioneers	6,400	175,936
Robert Half International	10,500	283,815
SEI Investments Co.	7,800	175,578
Strayer Education, Inc.	1,100	139,029
SXC Health Solutions Corp.*	6,600	388,872
Techne Corp.	2,600	216,762
Thoratec Corp.*	5,500	180,510
Universal Health Services	4,100	211,273
Valeant Pharmaceuticals*	6,400	332,544
Varian Medical Systems, Inc.*	4,600	322,092
Verisk Analytics, Inc.*	6,200	214,644
Vertex Pharmaceuticals, Inc.*	10,070	523,539
VistaPrint NV*	3,400	162,690
Western Union Co.	43,600	873,308
Whole Foods Market, Inc.	8,600	545,670
Zimmer Holdings, Inc.*	2,400	151,680

ENERGY — 9.7%
Arch Coal, Inc.	17,797	474,468
Cameron International Corp.*	16,300	819,727
Cimarex Energy Co.	2,900	260,768
Concho Resources, Inc.*	7,900	725,615
Continental Resources, Inc.*	5,600	363,496
Core Laboratories	4,000	446,160
Diamond Offshore Drilling	4,700	330,927
Dresser-Rand Group, Inc.*	3,200	172,000
Dril-Quip, Inc.*	2,400	162,792
EQT Corp.	9,300	488,436
First Solar, Inc.*	4,000	529,080

See Notes to Financial Statements	13

ADVANCE CAPITAL I — EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2011

Common Stock	Shares	Value

ENERGY — 9.7% (continued)
FMC Technologies, Inc.*	23,200	$1,039,128
Forest Oil Corp.*	5,700	152,247
Kosmos Energy Ltd*	9,800	166,404
Murphy Oil Corp.	2,700	177,282
Nabors Industries Ltd*	11,400	280,896
Newfield Exploration Co.*	2,600	176,852
Oceaneering International	10,000	405,000
Peabody Energy Corp.	14,200	836,522
QEP Resources, Inc.	6,700	280,261
Quicksilver Resources, Inc.*	15,700	231,732
Range Resources Corp.	13,200	732,600
SM Energy Co.	3,400	249,832
Southwestern Energy Co.*	5,900	252,992
Tetra Technologies, Inc.*	8,500	108,205
Ultra Petroleum Corp.*	3,500	160,300
Walter Energy, Inc.	3,900	451,620

FINANCIAL — 7.5%
Air Lease Corp.*	6,800	165,172
Arch Capital Group Ltd*	4,500	143,640
Axis Capital Holdings Ltd	5,700	176,472
BankUnited, Inc.	5,800	153,932
Brown & Brown, Inc.	22,100	567,086
CBOE Holdings, Inc.	12,600	309,960
City National Corp.	2,500	135,625
Eaton Vance Corp.	10,700	323,461
Fifth Third Bancorp	13,200	168,300
First Horizon National Corp.	16,739	159,690
Forest City Enterprises, Inc.*	14,400	268,848
HCC Insurance Holdings, Inc.	8,500	267,750
IntercontinentalExchange*	5,300	660,963
Invesco Ltd	23,900	559,260
Janus Capital Group, Inc.	14,600	137,824
Jones Lang LaSalle, Inc.	9,100	858,130
Lazard Ltd	9,600	356,160
Northern Trust Corp.	7,600	349,296
NYSE Euronext	4,300	147,361
Popular, Inc.*	54,599	150,693
Principal Financial Group	5,700	173,394
Regions Financial Corp.	20,800	128,960
RenaissanceRe Holdings Ltd	2,600	181,870
SLM Corp.	8,600	144,566
SVB Financial Group*	3,100	185,101
TCF Financial Corp.	12,900	178,020
TD Ameritrade Holding	21,500	419,465
Waddell & Reed Financial	4,600	167,210
Willis Group Holdings PLC	4,200	172,662
WR Berkley Corp.	4,100	133,004
Zions Bancorporation	7,000	168,070

INDUSTRIAL — 15.7%
AMETEK, Inc.	8,650	388,385
Amphenol, Corp.	8,700	469,713
Babcock & Wilcox Co.*	12,250	339,448
CH Robinson Worldwide	9,500	748,980
CLARCOR, Inc.	3,900	184,392
Clean Harbors, Inc.*	1,900	196,175
Cooper Industries PLC	10,500	626,535
Cummins, Inc.	12,400	1,283,276
Dolby Laboratories, Inc.*	9,100	386,386
Donaldson Co., Inc.	5,300	321,604
Elbit Systems Ltd	2,900	138,852
Embraer SA — ADR*	10,700	329,346
Expeditors International	12,500	639,875
Flowserve Corp.	2,400	263,736
Fluor Corp.	9,500	614,270
Foster Wheeler AG*	5,200	157,976
General Cable Corp.*	6,300	268,254
Gentex Corp.	12,700	383,921
Goodrich Corp.	6,100	582,550
Graco, Inc.	5,300	268,498
Harsco Corp.	5,000	163,000
Hubbell, Inc.	5,600	363,720
IDEX Corp.	3,725	170,791
II-VI, Inc.*	8,000	204,800
Itron, Inc.*	2,200	105,952
Jabil Circuit, Inc.	12,500	252,500
Joy Global, Inc.	7,800	742,872
Kansas City Southern*	9,600	569,568
Landstar System, Inc.	8,600	399,728
McDermott International*	18,900	374,409
Mettler-Toledo International*	2,400	404,808
National Instruments Corp.	6,975	207,158
Pall Corp.	5,100	286,773
Precision Castparts Corp.	1,100	181,115
Republic Services, Inc.	9,650	297,703
Rockwell Automation, Inc.	2,100	182,196
Rockwell Collins, Inc.	5,500	339,295
Roper Industries, Inc.	6,800	566,440
Stericycle, Inc.*	2,500	222,800
Terex Corp.*	5,500	156,475
TransDigm Group, Inc.*	2,400	218,856

14	See Notes to Financial Statements

ADVANCE CAPITAL I — EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2011

Common Stock and
Short-Term Investments	Shares	Value

INDUSTRIAL — 15.7% (continued)
Trimble Navigation Ltd*	15,700	$622,348
Valmont Industries, Inc.	3,700	356,643
Wabtec Corp.	4,100	269,452
Waste Connections, Inc.	6,650	211,005
Waters Corp.*	4,200	402,108
Zebra Technologies Corp.*	4,400	185,548

TECHNOLOGY — 16.0%
Adobe Systems, Inc.*	11,100	349,095
Allscripts Healthcare*	18,800	365,096
Altera Corp.	12,400	574,740
Analog Devices, Inc.	14,500	567,530
ANSYS, Inc.*	8,200	448,294
Ariba, Inc.*	6,200	213,714
ARM Holdings PLC — ADR	10,300	292,829
Atmel Corp.*	38,100	536,067
Autodesk, Inc.*	15,500	598,300
BMC Software, Inc.*	8,100	443,070
Cerner Corp.*	6,800	415,548
Check Point Software*	8,100	460,485
Citrix Systems, Inc.*	6,300	504,000
Computer Sciences Corp.	2,600	98,696
Concur Technologies, Inc.*	7,100	355,497
Dun & Bradstreet Corp.	1,900	143,526
Electronic Arts, Inc.*	5,400	127,440
Fidelity National	3,442	105,979
Fortinet, Inc.*	7,800	212,862
GT Solar International, Inc.*	9,600	155,520
Informatica Corp.*	7,600	444,068
Intersil Corp.	10,000	128,500
Intuit, Inc.*	11,200	580,832
KLA-Tencor Corp.	3,500	141,680
Lam Research Corp.*	10,200	451,656
Linear Technology Corp.	17,000	561,340
Logitech International SA*	9,600	107,904
Marvell Technology Group*	40,800	602,616
Maxim Integrated Products	8,800	224,928
MEMC Electronic Materials*	10,600	90,418
Microchip Technology, Inc.	10,557	400,216
MICROS Systems, Inc.*	5,600	278,376
MSCI, Inc.*	12,900	486,072
NetApp, Inc.*	4,700	248,066
Nuance Communications*	37,800	811,566
NVIDIA Corp.*	31,400	500,516
ON Semiconductor Corp.*	23,100	241,857
QLogic Corp.*	15,400	245,168
Red Hat, Inc.*	12,400	569,160
Rovi Corp.*	9,300	533,448
Salesforce.com, Inc.*	1,200	178,776
Seagate Technology PLC	11,000	177,760
Silicon Laboratories, Inc.*	8,800	363,088
Skyworks Solutions, Inc.*	11,400	261,972
Solera Holdings, Inc.	4,500	266,220
Teradata Corp.*	8,500	511,700
TriQuint Semiconductor*	18,300	186,477
Xilinx, Inc.	21,100	769,516

UTILITIES — 0.5%
Calpine Corp.*	22,300	359,699
NRG Energy, Inc.*	7,100	174,518

TOTAL COMMON STOCK — 98.9% (Cost $84,141,716)		107,187,646

SHORT-TERM INVESTMENTS — 0.1%
Fifth Third Inst. Money Mkt Fund, 0.01% Yield (Cost $104,924)		104,924

TOTAL INVESTMENTS IN SECURITIES — 99.0% (Cost $84,246,640)		107,292,570

OTHER ASSETS LESS LIABILITIES — 1.0%		1,089,466

TOTAL NET ASSETS — 100.0%		$108,382,036

*	Securities are non-income producing

ADR —	American Depository Receipt

See Notes to Financial Statements	15

ADVANCE CAPITAL I — BALANCED FUND
SUMMARY OF PORTFOLIO HOLDINGS (Unaudited)
JUNE 30, 2011
Top Equity Holdings*

Chevron Corp.	1.29%

JPMorgan Chase & Co.	0.99%

Wells Fargo & Co.	0.80%

Exxon Mobil Corp.	0.77%

Occidental Petroleum Corp.	0.74%
Top Fixed Income Holdings*

Michigan Bell Telephone Co. 7.850% 2022	1.36%

Consumers Energy Co. 6.700% 2019	1.33%

Comcast Corp. 5.850% 2015	1.26%

Total Capital 2.300% 2016	1.11%

Barrick Gold Corp. 6.950% 2019	0.99%

*	Percentages based on Total Net Assets

ADVANCE CAPITAL I — BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2011

Common Stock	Shares	Value

BASIC MATERIALS — 4.1%
Agnico-Eagle Mines Ltd	4,900	$309,337
Air Products & Chemicals	4,900	468,342
Albemarle Corp.	700	48,440
BHP Billiton Ltd — ADR	4,000	378,520
Carpenter Technology Corp.	7,000	403,760
CF Industries Holdings, Inc.	1,000	141,670
Cliffs Natural Resources, Inc.	2,600	240,370
Compass Minerals	2,800	240,996
Ecolab, Inc.	1,200	67,656
Eldorado Gold Corp.	24,500	361,130
Freeport-McMoRan Copper	8,800	465,520
HudBay Minerals, Inc.	8,800	131,648
Intrepid Potash, Inc.*	2,000	65,000
Monsanto Co.	4,400	319,176
Nucor Corp.	6,500	267,930
Osisko Mining Corp.*	6,000	93,180
Potash Corp.	6,900	393,231
PPG Industries, Inc.	4,000	363,160
Praxair, Inc.	2,600	281,814
Rio Tinto PLC — ADR	4,200	303,744
Rockwood Holdings, Inc.*	1,200	66,348
Sherwin-Williams Co.	5,500	461,285
Sigma-Aldrich Corp.	900	66,042
Sociedad Quimica — ADR	7,100	459,512
Stillwater Mining Co.*	3,400	74,834
Ternium SA — ADR	10,500	310,065
United States Steel Corp.	1,100	50,644
Vale SA — ADR*	8,600	274,770
Vulcan Materials Co.	8,700	335,211

COMMUNICATIONS — 4.1%
Akamai Technologies, Inc.*	1,700	53,499
Aruba Networks, Inc.*	3,500	103,425
AT&T, Inc.	26,100	819,801
Central European Media*	1,900	37,525
Ciena Corp.*	3,900	71,682
Crown Castle International*	5,700	232,503
CTC Media, Inc.*	4,000	85,280
Ctrip.com International Ltd — ADR*	2,600	112,008
Discovery Communications*	6,000	219,300
Equinix, Inc.*	600	60,612
F5 Networks, Inc.*	800	88,200
Factset Research Systems	800	81,856
Google, Inc.*	500	253,190
JDS Uniphase Corp.*	4,800	79,968
Juniper Networks, Inc.*	5,500	173,250
Liberty Media Corp — Inter.*	42,300	709,371
Liberty Media Corp — Starz*	600	45,144
McGraw-Hill Cos., Inc.	13,700	574,167
NII Holdings, Inc.*	2,800	118,664
Omnicom Group, Inc.	13,000	626,080
Pandora Media, Inc.*	4,100	77,531
Polycom, Inc.*	1,000	64,300
priceline.com, Inc.*	100	51,193
Rackspace Hosting, Inc.*	1,900	81,206
SBA Communications Corp.*	4,200	160,398
Sina Corp.*	1,600	166,560
TIBCO Software, Inc.*	3,200	92,864
Time Warner Cable, Inc.	3,400	265,336
Time Warner, Inc.	17,866	649,786
VeriSign, Inc.*	1,500	50,190
Walt Disney Co.	28,800	1,124,352
WebMD Health Corp.*	1,300	59,254

CONSUMER, CYCLICAL — 7.2%
Advance Auto Parts, Inc.	800	46,792
AutoZone, Inc.*	400	117,940
Bed Bath & Beyond, Inc.*	4,500	262,665
CarMax, Inc.*	7,100	234,797
Carnival Corp.	16,100	605,843
Chico’s FAS, Inc.	3,800	57,874
Chipotle Mexican Grill, Inc.*	400	123,276
Choice Hotels International	3,400	113,424
Coach, Inc.	1,500	95,895
Copa Holdings SA	1,500	100,110
Copart, Inc.*	1,200	55,920
CVS Caremark Corp.	14,600	548,668
Dick’s Sporting Goods, Inc.*	2,200	84,590
Dollar General Corp.*	2,500	84,725
Dollar Tree, Inc.*	2,250	149,895
Fastenal Co.	4,500	161,955
Fossil, Inc.*	1,200	141,264
Gap, Inc.	14,400	260,640
General Motors Co.*	5,700	173,052
Guess? Inc.	2,100	88,326
Home Depot, Inc.	27,200	985,184
Hyatt Hotels Corp.*	1,200	48,984
International Game Tech.	20,400	358,632
Kohl’s Corp.	11,500	575,115
Lennar Corp.	16,000	290,400
Madison Square Garden Co.*	3,300	90,849
Marriott International, Inc.	6,775	240,445
Mattel, Inc.	23,300	640,517
McDonald’s Corp.	8,500	716,720

See Notes to Financial Statements	17

ADVANCE CAPITAL I — BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2011

Common Stock	Shares	Value

CONSUMER, CYCLICAL — 7.2% (continued)
Men’s Wearhouse, Inc.	1,575	$53,078
O’Reilly Automotive, Inc.*	3,200	209,632
PACCAR, Inc.	8,300	424,047
Panera Bread Co.*	1,000	125,660
PetSmart, Inc.	2,300	104,351
Ross Stores, Inc.	2,900	232,348
Royal Caribbean Cruises Ltd	4,900	184,436
Skywest, Inc.	5,200	78,312
Southwest Airlines Co.	57,700	658,934
Staples, Inc.	2,800	44,240
Starwood Hotels & Resorts	14,000	784,560
Tiffany & Co.	2,300	180,596
Tim Hortons, Inc.	3,400	165,954
TJX Cos., Inc.	7,400	388,722
Toll Brothers, Inc.*	4,200	87,108
Tractor Supply Co.	1,100	73,568
TRW Automotive Holdings*	1,200	70,836
Urban Outfitters, Inc.*	3,300	92,895
WABCO Holdings, Inc.*	1,300	89,778
Walgreen Co.	12,500	530,750
Williams-Sonoma, Inc.	1,800	65,682
WMS Industries, Inc.*	2,300	70,656
WW Grainger, Inc.	4,000	614,600
Wynn Resorts Ltd	1,000	143,540

CONSUMER, NON-CYCLICAL — 13.0%
Aetna, Inc.	5,800	255,722
Alexion Pharmaceuticals *	4,100	192,823
Altria Group, Inc.	16,400	433,124
American Reprographics*	4,000	28,280
AmerisourceBergen Corp.	20,800	861,120
Amgen, Inc.	14,800	863,580
Arthrocare Corp.*	800	26,776
Automatic Data Processing	3,700	134,856
Avon Products, Inc.	16,300	456,400
Baxter International, Inc.	10,400	620,776
Becton Dickinson and Co.	3,100	267,127
BioMarin Pharmaceutical*	1,900	51,699
Brown-Forman Corp.	1,350	100,832
Bruker Corp.*	3,600	73,296
Campbell Soup Co.	9,100	314,405
Catalyst Health Solutions*	1,800	100,476
Charles River Laboratories*	1,000	40,650
Church & Dwight Co., Inc.	2,800	113,512
CIGNA Corp.	6,800	349,724
Clorox Co.	5,300	357,432
Coca-Cola Co.	10,600	713,274
Community Health Systems*	2,200	56,496
Corporate Executive Board	1,300	56,745
Covance, Inc.*	1,000	59,370
CR Bard, Inc.	4,400	483,384
DaVita, Inc.*	1,650	142,907
Dendreon Corp.*	3,800	149,872
DENTSPLY International, Inc.	2,200	83,776
Diageo PLC — ADR	9,800	802,326
Edwards Lifesciences Corp.*	1,300	113,334
Equifax, Inc.	1,500	52,080
General Mills, Inc.	11,500	428,030
Genpact Ltd*	4,100	70,684
Gen-Probe, Inc.*	700	48,405
Global Payments, Inc.	900	45,900
Green Dot Corp.*	2,800	95,144
HCA Holdings, Inc.*	7,800	257,400
Henry Schein, Inc.*	1,700	121,703
Hershey Co.	1,700	96,645
Hertz Global Holdings, Inc.*	3,200	50,816
Hologic, Inc.*	3,700	74,629
Human Genome Sciences*	4,400	107,976
Humana, Inc.	700	56,378
IDEXX Laboratories, Inc.*	1,900	147,364
Illumina, Inc.*	2,000	150,300
Incyte Corp Ltd*	4,600	87,124
Intuitive Surgical, Inc.*	200	74,422
Iron Mountain, Inc.	1,512	51,544
JM Smucker Co.	600	45,864
Kellogg Co.	4,900	271,068
Kimberly-Clark Corp.	4,100	272,896
Laboratory Corp of America*	1,200	116,148
Life Technologies Corp.*	1,100	57,277
Lorillard, Inc.	4,400	479,028
Manpower, Inc.	1,100	59,015
Masimo Corp.*	1,600	47,488
McCormick & Co., Inc.	6,800	337,076
McKesson Corp.	10,800	903,420
Mead Johnson Nutrition Co.	800	54,040
Medco Health Solutions*	4,300	243,036
Mednax, Inc.*	1,300	93,847
Molson Coors Brewing Co.	6,000	268,440
Moody’s Corp.	15,600	598,260
Myriad Genetics, Inc.*	2,800	63,588
New Oriental Education — ADR*	500	55,860
Patterson Cos., Inc.	1,600	52,624
Paychex, Inc.	5,593	171,817

18	See Notes to Financial Statements

ADVANCE CAPITAL I — BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2011

Common Stock	Shares	Value

CONSUMER, NON-CYCLICAL — 13.0% (continued)
PepsiCo., Inc.	10,800	$760,644
Philip Morris International	11,900	794,563
Procter & Gamble Co.	20,400	1,296,828
Quanta Services, Inc.*	2,100	42,420
Quest Diagnostics, Inc.	11,788	696,671
Regeneron Pharmaceuticals*	2,800	158,788
ResMed, Inc.*	1,700	52,615
Ritchie Bros Auctioneers	1,900	52,231
Robert Half International	3,600	97,308
SEI Investments Co.	2,400	54,024
Strayer Education, Inc.	400	50,556
SXC Health Solutions Corp.*	2,100	123,732
Techne Corp.	900	75,033
Teva Pharmaceutical — ADR	11,000	530,420
Thoratec Corp.*	2,000	65,640
UnitedHealth Group, Inc.	15,200	784,016
Universal Health Services	1,000	51,530
Valeant Pharmaceuticals*	2,200	114,312
Varian Medical Systems, Inc.*	1,400	98,028
Verisk Analytics, Inc.*	2,300	79,626
Vertex Pharmaceuticals, Inc.*	3,050	158,570
Visa, Inc.	7,100	598,246
VistaPrint NV*	1,000	47,850
WellPoint, Inc.	8,000	630,160
Western Union Co.	46,200	925,386
Whole Foods Market, Inc.	2,800	177,660
Zimmer Holdings, Inc.*	5,100	322,320

ENERGY — 8.8%
Apache Corp.	2,300	283,797
Arch Coal, Inc.	5,759	153,535
Baker Hughes, Inc.	5,300	384,568
Cameron International Corp.*	5,300	266,537
Chevron Corp.	22,542	2,318,219
Cimarex Energy Co.	5,800	521,536
Concho Resources, Inc.*	2,400	220,440
Continental Resources, Inc.*	6,300	408,933
Core Laboratories	1,300	145,002
Devon Energy Corp.	3,300	260,073
Diamond Offshore Drilling	5,400	380,214
Dresser-Rand Group, Inc.*	800	43,000
Dril-Quip, Inc.*	700	47,481
El Paso Corp.	13,200	266,640
EOG Resources, Inc.	2,700	282,285
EQT Corp.	10,300	540,956
Exxon Mobil Corp.	17,002	1,383,623
First Solar, Inc.*	1,300	171,951
FMC Technologies, Inc.*	7,500	335,925
Forest Oil Corp.*	10,300	275,113
Hess Corp.	3,700	276,612
Kosmos Energy Ltd*	3,200	54,336
Murphy Oil Corp.	4,600	302,036
Nabors Industries Ltd*	3,700	91,168
National Oilwell Varco, Inc.	9,500	742,995
Newfield Exploration Co.*	4,500	306,090
Occidental Petroleum Corp.	12,900	1,342,116
Oceaneering International	3,900	157,950
Peabody Energy Corp.	9,200	541,972
Petroleo Brasileiro — ADR	8,500	260,780
QEP Resources, Inc.	2,000	83,660
Quicksilver Resources, Inc.*	5,100	75,276
Range Resources Corp.	12,400	688,200
Royal Dutch Shell PLC — ADR*	3,800	270,294
Schlumberger Ltd	8,360	722,304
SM Energy Co.	1,200	88,176
Southwestern Energy Co.*	2,000	85,760
Spectra Energy Corp.	13,600	372,776
Tetra Technologies, Inc.*	2,900	36,917
Ultra Petroleum Corp.*	7,000	320,600
Walter Energy, Inc.	3,400	393,720

FINANCIAL — 9.1%
Aflac, Inc.	6,900	322,092
Air Lease Corp.*	2,000	48,580
Arch Capital Group Ltd*	9,200	293,664
Axis Capital Holdings Ltd	1,700	52,632
BankUnited, Inc.	2,100	55,734
BB&T Corp.	14,000	375,760
BlackRock, Inc.	4,700	901,507
Brown & Brown, Inc.	7,100	182,186
CB Richard Ellis Group, Inc.*	17,700	444,447
CBOE Holdings, Inc.	4,100	100,860
Charles Schwab Corp.	21,300	350,385
Chubb Corp.	8,100	507,141
CIT Group, Inc.*	6,400	283,264
Citigroup, Inc.	6,600	274,824
City National Corp.	5,800	314,650
CME Group, Inc.	1,400	408,226
Eaton Vance Corp.	3,700	111,851
Fifth Third Bancorp	27,000	344,250
First Horizon National Corp.	5,947	56,734
Forest City Enterprises, Inc.*	4,500	84,015
HCC Insurance Holdings, Inc.	11,100	349,650
IntercontinentalExchange*	1,800	224,478

See Notes to Financial Statements	19

ADVANCE CAPITAL I — BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2011

Common Stock	Shares	Value

FINANCIAL — 9.1% (continued)
Invesco Ltd	22,200	$519,480
Janus Capital Group, Inc.	5,300	50,032
Jones Lang LaSalle, Inc.	3,000	282,900
JPMorgan Chase & Co.	43,600	1,784,984
KeyCorp	31,600	263,228
Lazard Ltd	3,000	111,300
Northern Trust Corp.	7,500	344,700
NYSE Euronext	8,000	274,160
PNC Financial Services Grp.	12,500	745,125
Popular, Inc.*	15,599	43,053
Principal Financial Group	10,300	313,326
Regions Financial Corp.	47,200	292,640
RenaissanceRe Holdings Ltd	4,400	307,780
SLM Corp.	19,200	322,752
State Street Corp.	8,500	383,265
SunTrust Banks, Inc.	23,300	601,140
SVB Financial Group*	900	53,739
TCF Financial Corp.	4,100	56,580
TD Ameritrade Holding	7,000	136,570
Travelers Cos., Inc.	7,100	414,498
US Bancorp	35,528	906,319
Waddell & Reed Financial	1,400	50,890
Wells Fargo & Co.	51,260	1,438,356
Willis Group Holdings PLC	14,200	583,762
WR Berkley Corp.	1,400	45,416
Zions Bancorporation	1,900	45,619

INDUSTRIAL — 9.0%
3M Co.	8,400	796,740
AMETEK, Inc.	3,050	136,945
Amphenol, Corp.	2,800	151,172
Babcock & Wilcox Co.*	13,600	376,856
Boeing Co.	11,940	882,724
Caterpillar, Inc.	3,200	340,672
CH Robinson Worldwide	2,800	220,752
CLARCOR, Inc.	1,200	56,736
Clean Harbors, Inc.*	400	41,300
Cooper Industries PLC	12,500	745,875
CSX Corp.	20,500	537,510
Cummins, Inc.	7,500	776,175
Dolby Laboratories, Inc.*	2,900	123,134
Donaldson Co., Inc.	1,700	103,156
Elbit Systems Ltd	1,100	52,668
Embraer SA — ADR*	14,900	458,622
Emerson Electric Co.	10,000	562,500
Expeditors International	4,000	204,760
Flowserve Corp.	3,000	329,670
Fluor Corp.	6,800	439,688
Foster Wheeler AG*	1,800	54,684
General Cable Corp.*	2,100	89,418
General Dynamics Corp.	4,700	350,244
Gentex Corp.	4,100	123,943
Goodrich Corp.	6,700	639,850
Graco, Inc.	1,700	86,122
Harsco Corp.	1,700	55,420
Honeywell International	4,500	268,155
Hubbell, Inc.	1,800	116,910
IDEX Corp.	1,125	51,581
II-VI, Inc.*	2,800	71,680
Illinois Tool Works, Inc.	9,700	547,953
Itron, Inc.*	800	38,528
Jabil Circuit, Inc.	4,100	82,820
Joy Global, Inc.	8,500	809,540
Kansas City Southern*	3,100	183,923
Landstar System, Inc.	2,700	125,496
McDermott International*	18,700	370,447
Mettler-Toledo International*	600	101,202
National Instruments Corp.	2,175	64,598
Pall Corp.	1,500	84,345
Precision Castparts Corp.	400	65,860
Republic Services, Inc.	14,650	451,953
Rockwell Automation, Inc.	700	60,732
Rockwell Collins, Inc.	1,800	111,042
Roper Industries, Inc.	2,200	183,260
Stericycle, Inc.*	800	71,296
Terex Corp.*	1,400	39,830
Thermo Fisher Scientific*	7,100	457,169
TransDigm Group, Inc.*	800	72,952
Trimble Navigation Ltd*	4,700	186,308
Union Pacific Corp.	8,500	887,400
United Parcel Service, Inc.	11,000	802,230
United Technologies Corp.	8,500	752,335
Valmont Industries, Inc.	1,400	134,946
Wabtec Corp.	1,200	78,864
Waste Connections, Inc.	2,400	76,152
Waters Corp.*	1,300	124,462
Zebra Technologies Corp.*	1,300	54,821

TECHNOLOGY — 5.7%
Accenture PLC	9,000	543,780
Adobe Systems, Inc.*	15,000	471,750
Allscripts Healthcare*	4,700	91,274
Altera Corp.	4,200	194,670
Analog Devices, Inc.	11,700	457,938

20	See Notes to Financial Statements

ADVANCE CAPITAL I — BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2011

Common Stock	Shares	Value

TECHNOLOGY — 5.7% (continued)
ANSYS, Inc.*	2,400	$131,208
Ariba, Inc.*	2,000	68,940
ARM Holdings PLC — ADR	3,900	110,877
Atmel Corp.*	13,300	187,131
Autodesk, Inc.*	5,200	200,720
BMC Software, Inc.*	2,600	142,220
Cerner Corp.*	1,800	109,998
Check Point Software*	2,600	147,810
Citrix Systems, Inc.*	2,000	160,000
Computer Sciences Corp.	7,200	273,312
Concur Technologies, Inc.*	2,300	115,161
Dun & Bradstreet Corp.	700	52,878
Electronic Arts, Inc.*	1,800	42,480
Fidelity National	1,197	36,856
Fortinet, Inc.*	2,600	70,954
GT Solar International, Inc.*	3,100	50,220
Informatica Corp.*	2,600	151,918
Intel Corp.	11,700	259,272
International Business Mach.	5,700	977,835
Intersil Corp.	3,600	46,260
Intuit, Inc.*	3,700	191,882
KLA-Tencor Corp.	1,300	52,624
Lam Research Corp.*	3,600	159,408
Linear Technology Corp.	16,200	534,924
Logitech International SA*	3,200	35,968
Marvell Technology Group*	45,100	666,127
Maxim Integrated Products	2,500	63,900
MEMC Electronic Materials*	3,600	30,708
Microchip Technology, Inc.	10,112	383,346
MICROS Systems, Inc.*	1,600	79,536
MSCI, Inc.*	4,400	165,792
NetApp, Inc.*	1,500	79,170
Nuance Communications*	12,100	259,787
NVIDIA Corp.*	9,900	157,806
ON Semiconductor Corp.*	8,000	83,760
QLogic Corp.*	4,800	76,416
Red Hat, Inc.*	4,200	192,780
Rovi Corp.*	3,000	172,080
Salesforce.com, Inc.*	400	59,592
Seagate Technology PLC	3,400	54,944
Silicon Laboratories, Inc.*	2,600	107,276
Skyworks Solutions, Inc.*	3,300	75,834
Solera Holdings, Inc.	1,400	82,824
Teradata Corp.*	3,100	186,620
Texas Instruments, Inc.	13,200	433,356
TriQuint Semiconductor*	5,700	58,083
Xilinx, Inc.	20,100	733,047

UTILITIES — 2.0%
Calpine Corp.*	24,600	396,797
Duke Energy, Corp.	15,300	288,098
Entergy Corp.	3,800	259,463
Exelon Corp.	6,750	289,170
NextEra Energy, Inc.	4,500	258,570
NRG Energy, Inc.*	13,500	331,830
Pepco Holdings, Inc.	14,400	282,672
Progress Energy, Inc.	6,000	288,060
SCANA Corp.	8,900	350,393
Southern Co.	13,700	553,206
TECO Energy, Inc.	14,000	264,460

TOTAL COMMON STOCK — 63.0% (Cost $90,984,673)		$113,575,224

*	Securities are non-income producing ADR — American Depository Receipt

See Notes to Financial Statements	21

ADVANCE CAPITAL I — BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2011

			Principal
Fixed Income Securities	Coupon	Maturity	Amount	Value

BASIC MATERIALS — 1.3%
Barrick Gold Corp.	6.950	04/01/2019	$1,500,000	$1,783,239
BHP Billiton Finance USA Ltd	7.250	03/01/2016	500,000	605,227

COMMUNICATIONS — 4.0%
Comcast Corp.	5.850	11/15/2015	2,000,000	2,268,154
Michigan Bell Telephone Co.	7.850	01/15/2022	2,000,000	2,451,352
Verizon New Jersey, Inc.	8.000	06/01/2022	650,000	775,494
Vodafone Group PLC	5.375	01/30/2015	1,500,000	1,667,559

CONSUMER, CYCLICAL — 0.6%
Macy’s Retail Holdings, Inc.	7.450	09/15/2011	1,000,000	1,009,220

CONSUMER, NON-CYCLICAL — 3.6%
Anheuser-Busch InBev	2.875	02/15/2016	1,000,000	1,018,919
Genentech, Inc.	4.750	07/15/2015	1,000,000	1,102,249
Gilead Sciences, Inc.	4.500	04/01/2021	1,000,000	1,001,657
Pfizer, Inc.	5.350	03/15/2015	1,500,000	1,691,217
Roche Holdings, Inc.*	6.000	03/01/2019	1,500,000	1,728,242

ENERGY — 3.7%
Kinder Morgan Energy Partners	6.850	02/15/2020	1,000,000	1,156,236
Shell International Finance BV	4.300	09/22/2019	1,000,000	1,050,205
Statoil ASA	7.500	10/01/2016	1,000,000	1,231,918
Total Capital	2.300	03/15/2016	2,000,000	1,998,466
TransCanada PipeLines Ltd	7.125	01/15/2019	1,000,000	1,225,519

FINANCIAL — 8.9%
American Honda Finance Corp.*	2.500	09/21/2015	1,000,000	1,005,207
Bank of America Corp.	0.509	10/14/2016	1,000,000	924,048
Barclays Bank PLC*	6.050	12/04/2017	1,000,000	1,058,791
Berkshire Hathaway Finance Corp.	5.400	05/15/2018	1,000,000	1,109,252
Citigroup, Inc.	4.750	05/19/2015	1,346,000	1,423,478
Citigroup, Inc.	0.522	06/09/2016	1,000,000	919,163
General Electric Capital Corp.	4.625	01/07/2021	1,000,000	1,005,886
Goldman Sachs Group, Inc.	5.950	01/18/2018	1,000,000	1,077,873
HSBC Bank USA	4.875	08/24/2020	1,000,000	984,534
JPMorgan Chase & Co.	4.950	03/25/2020	1,000,000	1,032,967
Lloyds TSB Bank PLC	6.375	01/21/2021	1,000,000	1,041,055
Morgan Stanley	0.700	10/18/2016	1,000,000	920,586
Nationsbank Corp.	10.200	07/15/2015	1,250,000	1,511,310
PNC Funding Corp.	5.250	11/15/2015	1,000,000	1,089,611
UBS AG	4.875	08/04/2020	1,000,000	1,011,447

GOVERNMENT — 2.3%
Federal Farm Credit Bank	4.875	12/16/2015	1,000,000	1,135,593
Federal Farm Credit Bank	1.700	10/28/2016	1,000,000	978,819
Federal Home Loan Banks	1.625	12/11/2015	1,000,000	990,835
Province of Ontario Canada	1.875	09/15/2015	1,000,000	999,148

22	See Notes to Financial Statements

ADVANCE CAPITAL I — BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2011

Fixed Income Securities			Principal
and Short-Term Investments	Coupon	Maturity	Amount	Value

INDUSTRIAL — 1.7%
Burlington Northern Santa Fe	5.750	03/15/2018	$1,000,000	$1,133,900
Clark Equipment Co.	8.000	05/01/2023	500,000	562,062
United Parcel Service	8.375	04/01/2020	1,000,000	1,349,294

MORTGAGE SECURITIES — 2.3%
Fannie Mae Pool	7.000	04/01/2033	421,650	486,486
Freddie Mac Gold Pool	6.500	06/01/2024	319,328	361,245
Freddie Mac Gold Pool	7.000	10/01/2031	620,267	718,962
Freddie Mac Gold Pool	6.500	02/01/2032	726,472	823,264
Freddie Mac Gold Pool	6.500	08/01/2032	366,416	415,235
Freddie Mac Gold Pool	6.500	12/01/2032	646,098	732,877
Freddie Mac Gold Pool	6.500	04/01/2033	285,537	323,581
Lehman Mortgage Trust	6.000	09/25/2036	262,010	8,014
MASTR Asset Securitization	6.250	05/25/2036	351,796	306,030

TECHNOLOGY — 0.6%
Oracle Corp.	5.750	04/15/2018	1,000,000	1,144,465

UTILITIES — 6.4%
Ameren Illinois Co.	9.750	11/15/2018	1,000,000	1,314,051
Commonwealth Edison Co.	5.800	03/15/2018	1,000,000	1,121,022
Consumers Energy Co.	6.700	09/15/2019	2,000,000	2,398,936
Duke Energy Indiana, Inc.	3.750	07/15/2020	1,000,000	991,827
Entergy Texas, Inc.	7.125	02/01/2019	1,000,000	1,173,220
Michigan Consolidated Gas Co.	8.250	05/01/2014	1,050,000	1,210,520
Oncor Electric Delivery Co LLC	5.000	09/30/2017	1,000,000	1,082,308
South Carolina Electric & Gas	6.500	11/01/2018	1,000,000	1,180,987
United Utilities PLC	5.375	02/01/2019	1,000,000	1,042,024

TOTAL FIXED-INCOME SECURITIES — 35.4% (Cost $61,640,280)				63,864,786

SHORT-TERM INVESTMENTS — 0.4%
Fifth Third Institutional Money Market Fund, 0.01% Yield (Cost $826,604)				826,604

TOTAL INVESTMENTS IN SECURITIES — 98.8% (Cost $153,451,557)				178,266,614

OTHER ASSETS LESS LIABILITIES — 1.2%				2,080,461

TOTAL NET ASSETS — 100.0%				$180,347,075

*	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration. At June 30, 2011, the aggregate market value of these securities amounted to $3,792,240 or 2.10% of net assets.

See Notes to Financial Statements	23

ADVANCE CAPITAL I — RETIREMENT INCOME FUND
SUMMARY OF PORTFOLIO HOLDINGS (Unaudited)
JUNE 30, 2011
Top Ten Holdings*

WellPoint, Inc. 5.875% 2017	1.48%

Carolina Power & Light Co. 8.625% 2021	1.48%

Statoil ASA 7.500% 2016	1.37%

Michigan Bell Telephone Co. 7.850% 2022	1.36%

Consumers Energy Co. 6.700% 2019	1.33%

Host Hotels & Resorts LP 6.875% 2014	1.33%

MetLife, Inc. 6.750% 2016	1.29%

Sempra Energy 6.500% 2016	1.29%

Roche Holdings, Inc. 6.000% 2019	1.28%

Chesapeake Energy Corp. 7.250% 2018	1.27%

*	Percentages based on Total Net Assets

24

ADVANCE CAPITAL I — RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2011

			Principal
Fixed Income Securities	Coupon	Maturity	Amount	Value

BASIC MATERIALS — 4.3%
ArcelorMittal	5.250	08/05/2020	$3,000,000	$2,966,199
Barrick Gold Corp.	6.950	04/01/2019	2,500,000	2,972,065
Newmont Mining Corp.	5.125	10/01/2019	2,500,000	2,685,018
Steel Dynamics, Inc.	6.750	04/01/2015	3,025,000	3,085,500

COMMUNICATIONS — 9.6%
Comcast Cable Communications	8.500	05/01/2027	1,000,000	1,222,833
Comcast Corp.	5.850	11/15/2015	2,000,000	2,268,154
Cricket Communications, Inc.	7.750	05/15/2016	3,000,000	3,180,000
GTE Corp.	8.750	11/01/2021	1,500,000	1,998,218
Michigan Bell Telephone Co.	7.850	01/15/2022	3,000,000	3,677,028
News America, Inc.	8.500	02/23/2025	2,300,000	2,909,677
Qwest Corp.	7.625	06/15/2015	3,000,000	3,390,000
TW, Inc.	9.150	02/01/2023	2,000,000	2,691,108
Verizon New Jersey, Inc.	8.000	06/01/2022	1,000,000	1,193,067
Virgin Media Secured Finance	6.500	01/15/2018	3,000,000	3,288,750

CONSUMER, CYCLICAL — 1.9%
GameStop Corp.	8.000	10/01/2012	1,766,000	1,792,490
Wynn Las Vegas LLC	7.750	08/15/2020	3,000,000	3,258,749

CONSUMER, NON-CYCLICAL 8.0%
Anheuser-Busch InBev	2.875	02/15/2016	2,000,000	2,037,838
Apria Healthcare Group, Inc.	11.250	11/01/2014	3,000,000	3,105,000
Gilead Sciences, Inc.	4.500	04/01/2021	3,000,000	3,004,971
Pfizer, Inc.	6.200	03/15/2019	2,500,000	2,924,383
Roche Holdings, Inc.*	6.000	03/01/2019	3,000,000	3,456,483
UnitedHealth Group, Inc.	4.700	02/15/2021	3,000,000	3,127,599
WellPoint, Inc.	5.875	06/15/2017	3,500,000	4,001,613

ENERGY — 8.8%
Chesapeake Energy Corp.	7.250	12/15/2018	3,155,000	3,438,950
Husky Energy, Inc.	6.200	09/15/2017	2,575,000	2,917,954
Kinder Morgan Energy Partners	6.850	02/15/2020	2,000,000	2,312,472
Shell International Finance BV	4.300	09/22/2019	3,000,000	3,150,615
Statoil ASA	7.500	10/01/2016	3,000,000	3,695,754
Total Capital	4.450	06/24/2020	3,000,000	3,131,196
TransCanada PipeLines Ltd	7.125	01/15/2019	2,000,000	2,451,038
Ultramar Diamond Shamrock	7.200	10/15/2017	2,250,000	2,629,580

FINANCIAL — 21.7%
American Honda Finance Corp.*	2.500	09/21/2015	3,000,000	3,015,621
Bank of America Corp.	7.750	08/15/2015	1,160,000	1,316,784
Bank of America Corp.	0.509	10/14/2016	1,000,000	924,048
Barclays Bank PLC*	6.050	12/04/2017	3,000,000	3,176,373
Berkshire Hathaway Finance Corp.	5.400	05/15/2018	1,500,000	1,663,878
BlackRock, Inc.	5.000	12/10/2019	2,000,000	2,125,944
Citigroup, Inc.	6.125	11/21/2017	3,000,000	3,313,362
General Electric Capital Corp.	4.625	01/07/2021	3,000,000	3,017,658
Goldman Sachs Group, Inc.	6.750	10/01/2037	3,000,000	2,999,949
Host Hotels & Resorts LP	6.875	11/01/2014	3,500,000	3,587,500

See Notes to Financial Statements	25

ADVANCE CAPITAL I — RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2011

			Principal
Fixed Income Securities	Coupon	Maturity	Amount	Value

FINANCIAL — 21.7% (continued)
HSBC Bank USA	4.875	08/24/2020	$2,000,000	$1,969,068
HSBC USA Capital Trust II*	8.380	05/15/2027	1,000,000	1,015,854
Icahn Enterprises LP	7.750	01/15/2016	3,000,000	3,078,750
JPMorgan Chase & Co.	4.950	03/25/2020	3,000,000	3,098,901
Lloyds TSB Bank PLC	6.375	01/21/2021	3,000,000	3,123,165
MetLife, Inc.	6.750	06/01/2016	3,000,000	3,491,865
Morgan Stanley	0.700	10/18/2016	3,000,000	2,761,758
Nationsbank Corp.	10.200	07/15/2015	2,000,000	2,418,096
PNC Funding Corp.	5.250	11/15/2015	3,001,000	3,269,923
Royal Bank of Scotland PLC	6.125	01/11/2021	3,000,000	3,075,342
Security Benefit Life Insurance*	8.750	05/15/2016	2,000,000	2,079,420
Societe Generale*	5.750	04/20/2016	2,000,000	1,998,396
UBS AG	5.750	04/25/2018	2,000,000	2,168,356

GOVERNMENT — 9.4%
Federal Farm Credit Bank	4.875	12/16/2015	3,000,000	3,406,779
Federal Farm Credit Bank	1.700	10/28/2016	3,035,000	2,970,716
Federal Farm Credit Bank	4.670	02/27/2018	3,000,000	3,348,267
Federal Farm Credit Bank	5.050	08/01/2018	1,000,000	1,134,233
Federal Farm Credit Bank	5.150	11/15/2019	2,200,000	2,498,934
Federal Home Loan Banks	1.625	12/11/2015	3,000,000	2,972,505
Federal Home Loan Banks	2.600	10/20/2017	3,000,000	2,974,332
Federal Home Loan Mortgage	1.750	09/10/2015	3,000,000	3,012,471
Province of Ontario Canada	1.875	09/15/2015	3,000,000	2,997,444

INDUSTRIAL — 3.1%
Case New Holland, Inc.*	7.875	12/01/2017	2,500,000	2,750,000
Clark Equipment Co.	8.000	05/01/2023	500,000	562,062
Gulfmark Offshore, Inc.	7.750	07/15/2014	2,375,000	2,398,750
United Parcel Service	8.375	04/01/2020	2,000,000	2,698,588

MORTGAGE SECURITIES — 4.4%
Fannie Mae Pool	7.000	02/01/2032	881,834	1,019,095
Fannie Mae Pool	7.000	03/01/2032	882,011	1,019,306
Fannie Mae Pool	7.000	04/01/2033	659,504	760,914
Freddie Mac Gold Pool	6.500	06/01/2024	745,098	842,906
Freddie Mac Gold Pool	7.000	10/01/2031	1,058,536	1,226,968
Freddie Mac Gold Pool	6.500	02/01/2032	1,163,492	1,318,511
Freddie Mac Gold Pool	7.000	05/01/2032	1,427,319	1,656,587
Freddie Mac Gold Pool	6.500	08/01/2032	488,554	553,647
Freddie Mac Gold Pool	6.500	04/01/2033	856,612	970,744
Freddie Mac Gold Pool	7.000	09/01/2033	293,933	341,710
Freddie Mac Gold Pool	6.500	10/01/2038	1,662,429	1,884,963
Lehman Mortgage Trust	6.000	09/25/2036	482,523	14,758
MASTR Alternative Loans Trust	6.500	12/25/2033	184,339	178,980

TECHNOLOGY — 1.2%
Hewlett-Packard Co.	2.200	12/01/2015	1,000,000	1,001,369
Oracle Corp.	5.750	04/15/2018	2,000,000	2,288,930

26	See Notes to Financial Statements

ADVANCE CAPITAL I — RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2011

Fixed Income Securities, Common Stock			Shares/
and Short-Term Investments	Coupon	Maturity	Principal	Value

UTILITIES — 14.8%
AES Corp.	8.000	10/15/2017	$3,000,000	$3,180,000
Ameren Illinois Co.	9.750	11/15/2018	2,000,000	2,628,102
Calpine Construction Finance Co.	8.000	06/01/2016	3,000,000	3,240,000
Carolina Power & Light Co.	8.625	09/15/2021	3,000,000	4,000,044
CenterPoint Energy Houston	9.150	03/15/2021	2,300,000	3,003,404
Commonwealth Edison Co.	6.150	09/15/2017	2,155,000	2,494,061
Consumers Energy Co.	6.700	09/15/2019	3,000,000	3,598,404
Dominion Resources, Inc.	4.450	03/15/2021	2,500,000	2,547,588
Duke Energy Corp.	5.050	09/15/2019	3,000,000	3,227,130
Entergy Gulf States Louisiana	6.000	05/01/2018	1,000,000	1,117,769
Entergy Texas, Inc.	7.125	02/01/2019	2,000,000	2,346,440
Oncor Electric Delivery Co LLC	5.000	09/30/2017	2,000,000	2,164,616
Sempra Energy	6.500	06/01/2016	3,000,000	3,474,270
United Utilities PLC	5.375	02/01/2019	3,000,000	3,126,071

TOTAL FIXED-INCOME SECURITIES — 87.2% (Cost $226,713,081)				235,606,681

COMMON STOCK — 10.2%
AT&T, Inc.			86,200	2,707,542
Altria Group, Inc.			101,800	2,688,538
Exelon Corp.			70,000	2,998,800
Exxon Mobil Corp.			32,203	2,620,680
Johnson & Johnson			41,600	2,767,232
Kimberly-Clark Corp.			40,900	2,722,304
Kraft Foods, Inc.			80,800	2,846,584
Merck & Co., Inc.			75,400	2,660,866
PepsiCo., Inc.			39,500	2,781,985
Procter & Gamble Co.			41,700	2,650,869

TOTAL COMMON STOCK — 10.2% (Cost $25,195,248)				27,445,400

SHORT-TERM INVESTMENTS — 1.3%
Fifth Third Institutional Money Market Fund, 0.01% Yield (Cost $3,425,052)				3,425,052

TOTAL INVESTMENTS IN SECURITIES — 98.7% Cost ($255,333,381)				266,477,133

OTHER ASSETS LESS LIABILITIES — 1.3%				3,641,948

TOTAL NET ASSETS — 100.0%				$270,119,081

*	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration. At June 30, 2011, the aggregate market value of these securities amounted to $17,492,147 or 6.48% of net assets.

See Notes to Financial Statements	27

ADVANCE CAPITAL I — CORE EQUITY FUND
SUMMARY OF PORTFOLIO HOLDINGS (Unaudited)
JUNE 30, 2011
Top Ten Holdings*

ConocoPhillips	3.61%

EMC Corp.	3.48%

Cisco Systems, Inc.	3.43%

Johnson & Johnson	3.24%

Liberty Media Corp — Capital	3.17%

JPMorgan Chase & Co.	2.99%

Microsoft Corp.	2.98%

Berkshire Hathaway, Inc.	2.95%

Symantec Corp.	2.92%

Forest Laboratories, Inc.	2.89%

*	Percentages based on Total Net Assets

ADVANCE CAPITAL I — CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2011

Common Stock	Shares	Value

BASIC MATERIALS — 5.4%
Freeport-McMoRan Copper	5,835	$308,672
PPG Industries, Inc.	2,995	271,916

COMMUNICATIONS — 16.8%
AT&T, Inc.	5,719	179,634
Cisco Systems, Inc.	23,458	366,179
Google, Inc.*	566	286,611
Harris Corp.	2,847	128,286
Liberty Media Corp — Capital*	3,940	337,855
Symantec Corp.*	15,791	311,399
Vodafone Group PLC — ADR	6,874	183,673

CONSUMER, CYCLICAL — 1.7%
Wal-Mart Stores, Inc.	3,387	179,985

CONSUMER, NON-CYCLICAL — 18.3%
Altria Group, Inc.	6,375	168,364
Amgen, Inc.	4,261	248,629
Eli Lilly & Co.	5,175	194,218
Forest Laboratories, Inc.*	7,852	308,898
Johnson & Johnson	5,194	345,505
Kimberly-Clark Corp.	3,299	219,581
Pfizer, Inc.	10,937	225,302
UnitedHealth Group, Inc.	4,694	242,117

ENERGY — 16.3%
Apache Corp.	1,841	227,161
Chevron Corp.	1,720	176,885
ConocoPhillips	5,131	385,800
Devon Energy Corp.	2,891	227,840
National Oilwell Varco, Inc.	2,410	188,486
Noble Corp.*	6,972	274,767
Occidental Petroleum Corp.	2,459	255,834

Common Stock and
Short-Term Investments	Shares	Value

FINANCIAL — 19.3%
ACE Ltd	4,212	$277,234
Bank of America Corp.	22,404	245,548
Berkshire Hathaway, Inc.*	4,063	314,436
Capital One Financial Corp.	5,628	290,799
Citigroup, Inc.	4,429	184,424
JPMorgan Chase & Co.	7,783	318,636
Loews Corp.	6,297	265,041
Travelers Cos., Inc.	2,716	158,560

INDUSTRIAL — 8.7%
Boeing Co.	2,070	153,035
CSX Corp.	6,705	175,805
General Dynamics Corp.	2,687	200,235
L-3 Communications	1,935	169,216
Northrop Grumman Corp.	3,244	224,971

TECHNOLOGY — 10.9%
Dell, Inc.*	13,160	219,376
EMC Corp.*	13,498	371,870
Microsoft Corp.	12,219	317,693
Oracle Corp.	8,070	265,584

TOTAL COMMON STOCK — 97.4% (Cost $9,104,475)		10,396,060

SHORT-TERM INVESTMENTS — 2.4%
Fifth Third Inst. Money Market Fund, 0.01% Yield (Cost $259,605)		259,605

TOTAL INVESTMENT IN SECURITIES — 99.8% (Cost $9,364,080)		10,655,665

OTHER ASSETS LESS LIABILITIES — 0.2%		17,446

TOTAL NET ASSETS — 100.0%		$10,673,111

*	Securities are non-income producing

See Notes to Financial Statements	29

ADVANCE CAPITAL I, INC.
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
JUNE 30, 2011

	EQUITY	BALANCED	RETIREMENT	CORE EQUITY
	GROWTH FUND	FUND	INCOME FUND	FUND
ASSETS
Investments in securities at value (Cost $84,246,640;$153,451,557; $255,333,381;$9,364,080, respectively)	$107,292,570	$178,266,614	$266,477,133	$10,655,665
Cash	393	97,038	3,268	93
Receivables
Dividends and interest	47,768	977,029	3,185,008	15,205
Securities sold	2,414,333	1,677,361	564,799	0
Capital shares receivable	350	50	40,050	0
Notes receivable from adviser	1,065,342	1,120,056	37,008	0
Prepaid expenses	6,330	7,526	8,859	4,292

Total assets	110,827,086	182,145,674	270,316,125	10,675,255
LIABILITIES
Accounts payable and accrued expenses	16,639	27,784	38,783	2,144
Securities purchased	2,353,224	1,708,704	0	0
Capital shares payable	75,187	57,572	133,717	0
Distributions payable	0	4,539	24,544	0

Total liabilities	2,445,050	1,798,599	197,044	2,144

Net assets	$108,382,036	$180,347,075	$270,119,081	$10,673,111

NET ASSETS
Retail shares
Net assets	107,005,598	179,900,195	269,549,549	10,033,414
Number of shares outstanding (Note 6)	4,171,376	10,827,376	31,342,691	965,330
Net asset value	$25.65	$16.62	$8.60	$10.39

Institutional shares
Net assets	1,376,438	446,880	569,532	639,697
Number of shares outstanding (Note 6)	53,482	26,964	66,234	60,979
Net asset value	$25.74	$16.57	$8.60	$10.49

Net assets consist of
Paid-in capital	94,714,771	200,603,429	327,128,894	10,846,945
Accumulated undistributed net investment income (loss)	(134,892)	0	0	24,959
Accumulated undistributed net realized loss on investments	(9,243,773)	(45,071,411)	(68,153,565)	(1,490,378)
Net unrealized appreciation in value of investments	23,045,930	24,815,057	11,143,752	1,291,585

Net assets	$108,382,036	$180,347,075	$270,119,081	$10,673,111

30	See Notes to Financial Statements

ADVANCE CAPITAL I, INC.
STATEMENTS OF OPERATIONS (Unaudited)
SIX MONTHS ENDED JUNE 30, 2011

	EQUITY	BALANCED	RETIREMENT	CORE
	GROWTH FUND	FUND	INCOME FUND	EQUITY FUND
INVESTMENT INCOME
Interest	$61	$631,594	$4,044,647	$84
Interest from adviser	38,778	40,770	1,347	0
Dividends	412,400	962,518	515,819	94,414
Other income	9	7	3,375	0

Total investment income	451,248	1,634,889	4,565,188	94,498
EXPENSES
Investment advisory fees	383,566	642,259	690,698	43,963
Distribution fees — Retail Class	135,544	228,983	344,647	13,176
Transfer agent and shareholder reporting costs	30,842	48,406	72,895	8,959
Custodian fees	12,368	16,638	9,962	4,041
Directors fees and expenses	8,378	14,073	21,485	870
Professional fees	9,747	16,276	24,501	1,016
Registration and filing fees	4,155	4,593	5,210	3,365
Other operating expenses	1,540	2,899	5,393	163

Total expenses	586,140	974,127	1,174,791	75,553
Less: Waiver from adviser	0	0	0	(6,014)

Net expenses	586,140	974,127	1,174,791	69,539
NET INVESTMENT INCOME (LOSS)	(134,892)	660,762	3,390,397	24,959
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	9,636,286	12,496,745	(1,772,442)	506,417
Net change in unrealized gain (loss) on investments	(366,249)	(2,795,320)	7,650,313	149,582

NET GAIN ON INVESTMENTS	9,270,037	9,701,425	5,877,871	655,999

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,135,145	$10,362,187	$9,268,268	$680,958

See Notes to Financial Statements	31

ADVANCE CAPITAL I, INC.
STATEMENTS OF CHANGES IN NET ASSETS

	EQUITY GROWTH FUND		BALANCED FUND
	(Unaudited)		(Unaudited)
	Six months	Year	Six months	Year
	ended	ended	ended	ended
	June 30,	December 31,	June 30,	December 31,
	2011	2010	2011	2010
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(134,892)	$54,038	$660,762	$2,640,237
Net realized gain on investments	9,636,286	6,408,078	12,496,745	5,386,768
Net change in unrealized gain (loss) on investments	(366,249)	17,959,931	(2,795,320)	17,382,482

Net increase in net assets resulting from operations	9,135,145	24,422,047	10,362,187	25,409,487

Distributions to Shareholders:
Net investment income
Retail shares	0	(53,948)	(1,331,587)	(4,009,697)
Institutional shares	0	(90)	(2,733)	(3,547)

Total distributions to shareholders	0	(54,038)	(1,334,320)	(4,013,244)

Share Transactions:
Retail shares
Net proceeds from sale of shares	1,962,075	3,892,855	9,940,824	11,194,452
Reinvestment of distributions	0	52,744	1,306,737	3,939,643
Cost of shares reacquired	(12,286,791)	(18,943,431)	(24,564,087)	(41,435,593)

Net change	(10,324,716)	(14,997,832)	(13,316,526)	(26,301,498)

Institutional shares
Net proceeds from sale of shares	1,316,813	153,482	302,211	0
Reinvestment of distributions	0	90	1,360	2
Cost of shares reacquired	(215,275)	(154,982)	(26,527)	0

Net change	1,101,538	(1,410)	277,044	2

Net decrease derived from share transactions	(9,223,178)	(14,999,242)	(13,039,482)	(26,301,496)

NET ASSETS
Beginning of year	108,470,069	99,101,302	184,358,690	189,263,943

End of period	$108,382,036	$108,470,069	$180,347,075	$184,358,690

NUMBER OF SHARES
Retail shares
Sold	79,016	193,658	609,955	758,499
Shares issued from reinvestment of distributions	0	2,235	78,698	271,968
Reacquired	(495,529)	(951,662)	(1,499,809)	(2,852,127)

Net change	(416,513)	(755,769)	(811,156)	(1,821,660)

Institutional shares
Sold	54,772	7,840	18,560	0
Shares issued from reinvestment of distributions	0	4	82	0
Reacquired	(8,925)	(7,849)	(1,603)	0

Net change	45,847	(5)	17,039	0

Net decrease in shares outstanding	(370,666)	(755,774)	(794,117)	(1,821,660)

Outstanding:
Beginning of year	4,595,524	5,351,298	11,648,457	13,470,117

End of period	4,224,858	4,595,524	10,854,340	11,648,457

32	See Notes to Financial Statements

ADVANCE CAPITAL I, INC.
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	RETIREMENT INCOME FUND		CORE EQUITY FUND
	(Unaudited)		(Unaudited)
	Six months	Year	Six months	Year
	ended	ended	ended	ended
	June 30,	December 31,	June 30,	December 31,
	2011	2010	2011	2010
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$3,390,397	$11,748,392	$24,959	$55,988
Net realized gain (loss) on investments	(1,772,442)	(431,648)	506,417	170,261
Net change in unrealized gain on investments	7,650,313	13,981,258	149,582	1,170,191

Net increase in net assets resulting from operations	9,268,268	25,298,002	680,958	1,396,440

Distributions to Shareholders:
Net investment income
Retail shares	(5,574,295)	(15,207,664)	0	(53,821)
Institutional shares	(12,053)	(81,074)	0	(2,167)

Total distributions to shareholders	(5,586,348)	(15,288,738)	0	(55,988)

Share Transactions:
Retail shares
Net proceeds from sale of shares	6,265,889	17,373,301	766,143	1,449,599
Reinvestment of distributions	5,440,380	14,863,465	0	47,884
Cost of shares reacquired	(37,997,591)	(69,364,004)	(2,055,535)	(1,882,946)

Net change	(26,291,322)	(37,127,238)	(1,289,392)	(385,463)

Institutional shares
Net proceeds from sale of shares	0	1,112,000	377,773	0
Reinvestment of distributions	0	0	0	2,167
Cost of shares reacquired	0	(2,278,575)	(200,000)	0

Net change	0	(1,166,575)	177,773	2,167

Net decrease derived from share transactions	(26,291,322)	(38,293,813)	(1,111,619)	(383,296)

NET ASSETS
Beginning of year	292,728,483	321,013,032	11,103,772	10,146,616

End of period	$270,119,081	$292,728,483	$10,673,111	$11,103,772

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$0	$0	$24,959	$0

NUMBER OF SHARES
Retail shares
Sold	731,931	2,039,793	74,466	161,409
Shares issued from reinvestment of distributions	635,553	1,746,759	0	4,891
Reacquired	(4,456,480)	(8,168,331)	(198,892)	(209,221)

Net change	(3,088,996)	(4,381,779)	(124,426)	(42,921)

Institutional shares
Sold	0	132,585	36,905	0
Shares issued from reinvestment of distributions	0	0	0	220
Reacquired	0	(268,517)	(19,820)	0

Net change	0	(135,932)	17,085	220

Net decrease in shares outstanding	(3,088,996)	(4,517,711)	(107,341)	(42,701)

Outstanding:
Beginning of year	34,497,921	39,015,632	1,133,650	1,176,351

End of period	31,408,925	34,497,921	1,026,309	1,133,650

See Notes to Financial Statements	33

NOTES TO FINANCIAL STATEMENTS (Unaudited)
Note 1. ORGANIZATION OF THE COMPANY
Advance Capital I, Inc. (the “COMPANY”) is a Maryland Corporation organized on March 6, 1987 that commenced operations on August 5, 1987. The COMPANY is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company (a mutual fund) offering shares in the following portfolios: Equity Growth Fund, Balanced Fund, Retirement Income Fund and the Core Equity Fund (collectively the “Funds”). Advance Capital Management, Inc. (“MANAGEMENT” or “Adviser”) (a wholly owned subsidiary of Advance Capital Group, Inc.) is the COMPANY’s investment adviser.
The Funds offer Retail Class shares and Institutional Class shares, each of which has equal rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. The two share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.
Under the COMPANY’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
Note 2. ACCOUNTING POLICIES
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
The following is a summary of significant accounting policies followed by the COMPANY.
Security Valuation
Equity securities for which exchange quotations are readily available are valued at the last quoted market price at the time the valuations are made and debt securities are valued using prices furnished by an independent third party pricing service. The independent third party pricing service may use a matrix, formula or other objective method that considers the effect of market indices, yield curves and other specific adjustments to determine market price. When reliable market quotations are not readily available or are considered unreliable, securities are priced at their fair value, determined according to procedures adopted by the Board of Directors, which may include using an independent pricing service. Fair value procedures may also be used if the COMPANY determines that a significant event has occurred between the time at which a market price is determined but prior to the time at which a fund’s net asset value is calculated. Money market instruments or short-term debt held by the Funds with a remaining maturity of sixty days or less are valued at amortized cost which approximates value.
Fair Value Measurement
As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. Generally accepted accounting principles (“GAAP”) establish a hierarchy that prioritizes inputs to valuation methods.

Note 2. ACCOUNTING POLICIES (Continued)
The three levels of the fair value hierarchy are described below:

Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments.)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value each Fund’s investments as of June 30, 2011:

	Equity	Balanced	Retirement	Core
Valuation Inputs	Growth Fund	Fund	Income Fund	Equity Fund

Level 1 - Quoted Prices:
Common Stock*	$107,187,646	$113,575,224	$27,445,400	$10,396,060
Short-term Investments	104,924	826,604	3,425,052	259,605

Level 2 - Other Significant
Observable Inputs:
Fixed Income Securities*	0	63,864,786	235,606,681	0

Level 3 - Significant
Unobservable Inputs:
Fixed Income Securities*	0	0	0	0

Total Value of Investments	$107,292,570	$178,266,614	$266,477,133	$10,655,665

*	Please refer to the Schedule of Investments to view common stock and fixed income securities segregated by industry type.
The following is a reconciliation of the Level 3 investments in fixed income securities for the period ended June 30, 2011:

	Equity	Balanced	Retirement	Core
Valuation Inputs	Growth Fund	Fund	Income Fund	Equity Fund

Balance as of 12/31/10	$0	$0	$578,950	$0

Accrued discounts/premiums	0	0	0	0

Realized gain/loss	0	0	(1,005,654)	0

Change in unrealized appreciation (depreciation)	0	0	530,129	0

Net purchases (sales)	0	0	(103,425)	0

Transfers in to (out of) level 3 to level 2**	0	0	0	0

Balance as of 6/30/11	$0	$0	$0	$0

**	There were no transfers made into or out of any Levels during the period ending June 30, 2011. It is the Fund’s policy to consider transfers into or out of Level 1 and Level 2 as of the end of the reporting period.

Note 2. ACCOUNTING POLICIES (Continued)
Allocation of Income, Expenses, Gains and Losses
Income, fees and expenses of the COMPANY (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated on a daily basis to each class of shares or Fund based upon their relative net assets. Class-specific fees and expenses are charged directly to the respective share class. Fund-specific fees and expenses are charged directly to the respective Fund.
Federal Income Taxes
It is each Fund’s policy to meet the requirements to qualify each year as a registered investment company under Subchapter M of the Internal Revenue Code. Each Fund intends to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is provided. Capital losses are available to offset future capital gains, if any.
As of and during the period June 30, 2011, there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. During the period, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2007.
Dividends
Income dividends in the Balanced Fund and Retirement Income Fund are declared daily, except on Saturdays, Sundays and holidays and are paid monthly on the last business day of the month. Income dividends in the Equity Growth Fund and Core Equity Fund, if any, are declared annually and paid on the last business day of the year. Capital gain distributions, if any, are declared annually and paid in December. Dividends to shareholders are recorded on the ex-dividend date.
The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification.
Other
Security transactions are accounted for on the trade date, the date the order to buy or sell is executed. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Premium and discount on fixed income securities are amortized using the effective interest method. Realized gains and losses on security transactions are determined on the specific identification method for book and tax purposes. Paydown gains and losses on mortgage-backed and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations. Net investment losses, for which no carryover is permitted, are offset against paid in capital. MANAGEMENT has evaluated subsequent events through the date the financial statements were issued.

Note 3. TRANSACTIONS WITH AFFILIATES
T. Rowe Price Associates, Inc. (“TRPA”) serves as sub-adviser for that portion of the portfolio of assets of the Equity Growth Fund and Balanced Fund which are determined by MANAGEMENT to be invested in common stocks. Seizert Capital Partners, LLC (“Seizert”) serves as sub-adviser for the Core Equity Fund. Advance Capital Services, Inc. (“SERVICES”) (also a wholly owned subsidiary of Advance Capital Group, Inc.) is the distributor of the COMPANY’s shares. Advance Capital Group, Inc. (“GROUP”) is the COMPANY’s Administrator, Transfer Agent and Dividend Disbursing Agent. For services provided by MANAGEMENT, the COMPANY pays a fee on an annual basis equal to .70% of the average daily net assets for the first $500 million and .65% of the average daily net assets exceeding $500 million of the Equity Growth and Balanced Funds and .50% of the average daily net assets for the first $500 million and .45% of the average daily net assets exceeding $500 million of the Retirement Income Fund and .80% of the average daily net assets of the Core Equity Fund. For its services, TRPA is paid a fee by MANAGEMENT on an annual basis equal to .20% of the average daily net assets of the Equity Growth Fund and that portion of the Balanced Fund invested in common stocks for the first $100 million of assets managed and .15% of the average daily net assets exceeding $100 million. For its services, Seizert is paid a fee by MANAGEMENT on an annual basis equal to .40% of the average daily net assets of the Core Equity Fund. GROUP provides administrative, transfer agent and dividend disbursing agent services to the COMPANY. The COMPANY will compensate SERVICES for expenses incurred in connection with the distribution of Retail Class shares of the Equity Growth, Balanced Retirement Income and Core Equity, at .25% of each fund’s average daily net assets.
The COMPANY was charged investment advisory fees of $1,760,486 by MANAGEMENT for the six months ended June 30, 2011. The COMPANY was charged distribution fees of $722,350 by SERVICES for Retail Class shares for the six months ended June 30, 2011.
Certain officers and directors of GROUP, MANAGEMENT, and SERVICES, are also officers and directors of the COMPANY. Director’s fees are only paid to independent directors and consist of a $18,000 annual retainer. The Chairman of the Board receives an additional 50% in compensation.
Note 4. NOTE RECEIVABLE FROM ADVISER
During October 2008, the COMPANY determined it had incorrectly valued the securities purchased with the cash collateral received from the securities lending program resulting in an overstatement of net assets. Reimbursements to the funds impacted by this error are represented as receivables from the Adviser. The receivables were established as unsecured promissory notes. The terms of the notes include payment over 7 years at an interest rate of 3.5% above the prime rate (prime rate at June 30, 2011:3.25%), reset from time to time as the prime rate changes, with interest and principal payable over 84 monthly installments. The effective date of the notes is January 1, 2009. The notes may be repaid in full or in part at any time without penalty. On December 31, 2010, MANAGEMENT made an additional lump sum payment towards the principal balance of the notes.

Note 5. INVESTMENT PORTFOLIO TRANSACTIONS
The cost of purchases and proceeds from sales of investments, other than short-term obligations and U.S. Government securities, for the six months ended June 30, 2011 were as follows:

	Equity		Retirement	Core
	Growth Fund	Balanced Fund	Income Fund	Equity Fund

Purchases	$25,028,985	$47,001,004	$67,194,057	$1,981,315
Sales	33,104,605	58,810,506	94,876,799	3,111,001
At June 30, 2011, the gross unrealized net appreciation and depreciation of securities for financial reporting purposes consisted of the following:

	Equity		Retirement	Core
	Growth Fund	Balanced Fund	Income Fund	Equity Fund

Unrealized Appreciation	$27,617,314	$27,461,391	$12,584,764	$1,565,693
Unrealized Depreciation	(4,571,384)	(2,646,334)	(1,441,012)	(274,108)

Net Unrealized Appreciation	$23,045,930	$24,815,057	$11,143,752	$1,291,585
Note 6. AUTHORIZED SHARES
The COMPANY has one billion authorized shares of common stock, par value of $.001 per share. Each of the COMPANY’s four portfolios has 150 million shares authorized for Retail Class shares and 100 million shares authorized for Institutional Class shares.
Note 7. FEDERAL INCOME TAX INFORMATION
The tax characteristics of distributions paid to shareholders during the period ended June 30, 2011 and the year ended December 31, 2010 were as follows:

	Distributions			Total
Six months ended	Paid from	Long Term	Return of	Distributions
June 30, 2011	Ordinary Income	Capital Gain	Capital	Paid

Equity Growth Fund	$0	$0	$0	$0
Balanced Fund	1,334,320	0	0	1,334,320
Retirement Income Fund	5,586,348	0	0	5,586,348
Core Equity Fund	0	0	0	0

	Distributions			Total
Year ended	Paid from	Long Term	Return of	Distributions
December 31, 2010	Ordinary Income	Capital Gain	Capital	Paid

Equity Growth Fund	$54,038	$0	$0	$54,038
Balanced Fund	4,013,244	0	0	4,013,244
Retirement Income Fund	15,288,738	0	0	15,288,738
Core Equity Fund	55,988	0	0	55,988

ADDITIONAL INFORMATION (UNAUDITED)
RESULTS OF ANNUAL SHAREHOLDER VOTE
An Annual Meeting of Shareholders of the COMPANY was held at the Sheraton Detroit Novi, 21111 Haggerty Road, Novi, Michigan, on August 5, 2011, for the following purposes:
1.	To elect five Directors to hold office until the next Annual Meeting of Shareholders or until their successors have been elected and qualified.

Directors Elected at Meeting	Votes For
Joseph A. Ahern	24,382,919
Susan E. Burns	24,302,692
Robert J. Cappelli	24,372,389
Janice E. Loichle	24,323,275
Thomas L. Saeli	24,390,728
2.	To ratify the selection of Cohen Fund Audit Services, Ltd. as independent registered public accountants of the COMPANY for the fiscal year ending December 31, 2011.

Votes For:	24,280,959
Votes Against:	58,649
Votes to Abstain:	405,986
MANAGEMENT OF THE FUND
Advance Capital I, Inc. is managed by a Board of Directors. The Directors are responsible for managing the company’s business affairs and for exercising all the company’s powers except those reserved for the shareholders. Officers and Directors of the COMPANY, their addresses, and principal occupations during the last five years, are as follows:

				Number of	Other
	Position(s) &	Year	Principal Occupations	Portfolios	Directorships
Name and Address	Office(s)	Elected*	During past 5 Years	Overseen	Held**
“INTERESTED” DIRECTORS***

Robert J. Cappelli One Towne Square Suite 444 Southfield, MI 48076 Age 59	Director and President Treasurer	2004 1987	President and Treasurer, Advance Capital I, Inc. and Advance Capital Group, Inc.; Vice President & Treasurer, Advance Capital Services, Inc. and Advance Capital Management, Inc.	4	None

“NOT-INTERESTED” DIRECTORS

Joseph A. Ahern One Towne Square Suite 444 Southfield, MI 48076 Age 53	Director Independent Chairman	1995 2005	Attorney; President and Shareholder; Ahern Fluery since March 2009; Attorney; President and Shareholder; Stark, Reagan, P.C., from prior to 2005 until March 2009 (law firms)	4	None

Susan E. Burns One Towne Square Suite 444 Southfield, MI 48076 Age 49	Director	2008	President, St. John Health Foundation since July 2008; President, Wayne State University Foundation and Vice President, Development and Alumni Affairs from prior to 2005 until July 2008	4	None

MANAGEMENT OF THE FUND (Continued)

				Number of	Other
	Position(s) &	Year	Principal Occupations	Portfolios	Directorships
Name and Address	Office(s)	Elected*	During past 5 Years	Overseen	Held**
Janice E. Loichle One Towne Square Suite 444 Southfield, MI 48076 Age 63	Director	2001	Retired; Former Vice President, Chief Integration Officer and Chief of Local Exchange Operations, XO Communications, Inc. (formerly NEXTLINK Communications); President, NEXTLINK Solutions (telecommunications)	4	None

Thomas L. Saeli One Towne Square Suite 444 Southfield, MI 48076 Age 54	Director	2000	Chief Executive Officer, JRB Enterprises, Inc. since March 2011 (manufacturing); Chief Executive Officer, Noble International, Ltd., from March 2006 to April 2009; Vice President-Corporate Development, Lear Corporation, from prior to 2005 until March 2006 (automotive suppliers)	4	Noble International, Ltd. (2006 to 2009); Ultralife Corporation (2010 to date)

OTHER OFFICERS

Christopher M. Kostiz One Towne Square Suite 444 Southfield, MI 48076 Age 43	Vice President	2003	Vice President, Advance Capital I, Inc.; President and Senior Portfolio Manager, Advance Capital Management, Inc.	4	None

Kathy J. Harkleroad One Towne Square Suite 444 Southfield, MI 48076 Age 58	Vice President, Chief Compliance Officer and Secretary	1996	Vice President, Chief Compliance Officer and Secretary, Advance Capital I, Inc. and Advance Capital Group, Inc.; Marketing Director, Advance Capital Services, Inc.	4	None

Julie A. Katynski One Towne Square Suite 444 Southfield, MI 48076 Age 45	Vice President and Assistant Secretary	2003	Vice President and Assistant Secretary, Advance Capital I, Inc.; Vice President — Finance, Advance Capital Group, Inc.; Controller, Advance Capital Group, Inc.	4	None

*	There is no set term of office for Directors and Officers. The Independent Directors have adopted a retirement policy, which calls for the retirement of Directors in the year in which they reach the age of 70.

**	This column includes only directorships of companies required to register or file reports with the Commission under the Securities Exchange Act of 1934 (that is, “public companies”) or other investment companies registered under the 1940 Act.

***	Officers of the Funds are “interested persons” as defined in the Investment Company Act of 1940.

EXPENSE EXAMPLES:
As a shareholder of the Funds, you incur ongoing costs, including management fees; distribution (and/or service) 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 through June 30, 2011.
ACTUAL EXPENSES
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/11	6/30/11	1/1/11 - 6/30/11	1/1/11 - 6/30/11

Equity Growth Fund
Retail shares	$1,000.00	$1,086.90	$5.48	1.06%
Institutional shares	1,000.00	1,089.30	4.25	0.82%

Balanced Fund
Retail shares	$1,000.00	$1,057.40	$5.36	1.05%
Institutional shares	1,000.00	1,058.20	4.13	0.81%

Retirement Income Fund
Retail shares	$1,000.00	$1,033.40	$4.24	0.84%
Institutional shares	1,000.00	1,035.90	3.03	0.60%

Core Equity Fund
Retail shares	$1,000.00	$1,061.30	$6.49	1.27%
Institutional shares	1,000.00	1,062.80	5.22	1.02%

*	Expenses are equal to the average account value times each Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The table below provides information about the hypothetical values and hypothetical expenses based on each Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/11	6/30/11	1/1/11 - 6/30/11	1/1/11 - 6/30/11

Equity Growth Fund
Retail shares	$1,000.00	$1,019.54	$5.31	1.06%
Institutional shares	1,000.00	1,020.73	4.11	0.82%

Balanced Fund
Retail shares	$1,000.00	$1,019.59	$5.26	1.05%
Institutional shares	1,000.00	1,020.78	4.06	0.81%

Retirement Income Fund
Retail shares	$1,000.00	$1,020.63	$4.21	0.84%
Institutional shares	1,000.00	1,021.82	3.01	0.60%

Core Equity Fund
Retail shares	$1,000.00	$1,018.50	$6.36	1.27%
Institutional shares	1,000.00	1,019.74	5.11	1.02%

*	Expenses are equal to the average account value times each Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
PROXY VOTING
The policies and procedures that Advance Capital I, Inc. uses to determine how to vote proxies relating to portfolio securities is available on the SEC’s website at www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30, 2011 is available at (1) without charge, upon request, by calling (800) 345-4783, and (2) on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO SCHEDULE
The Funds file with the SEC a complete schedule of its portfolio holdings as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) This information is also available without charge, upon request, by calling (800) 345-4783.

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Advance Capital I, Inc.
Investment Advisor:
Advance Capital Management, Inc.
One Towne Square, Suite 444
Southfield, Michigan 48076
Sub-Advisors:
(Equity Growth and Balanced Funds)
T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, Maryland 21202
(Core Equity Fund)
Seizert Capital Partners, LLC
185 West Oakland
Birmingham, MI 48009
Distributor:
Advance Capital Services, Inc.
P.O. Box 3144
Southfield, Michigan 48037
Administrator and Transfer Agent:
Advance Capital Group, Inc.
P.O. Box 3144
Southfield, Michigan 48037
Custodian:
Fifth Third Bank
38 Fountain Square Plaza
Cincinnati, Ohio 45263
Officers:
Robert J. Cappelli, President & Treasurer
Christopher M. Kostiz, Vice President
Kathy J. Harkleroad, Vice President,
Chief Compliance Officer & Secretary
Julie A. Katynski, Vice President & Assistant Secretary
Board of Directors:
Joseph A. Ahern
Susan E. Burns
Robert J. Cappelli
Janice E. Loichle
Thomas L. Saeli
Semi-Annual Report
June 30, 2011
AN INVESTMENT COMPANY
WITH FOUR FUNDS
Equity Growth Fund
Balanced Fund
Retirement Income Fund
Core Equity Fund

Item 2. Code of Ethics.
Not applicable for the semi-annual report.
Item 3. Audit Committee Financial Expert.
Not applicable for the semi-annual report.
Item 4. Principal Accountant Fees and Services.
Not applicable for the semi-annual report.
Item 5. Audit Committee of Listed Registrant.
Not applicable because registrant’s shares are not listed for trading on a national securities exchange.
Item 6. Schedule of Investments.
Schedule I — Investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item I of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-end Management Investment Companies.
Not applicable for open-end investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable for open-end investment companies.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable for open-end investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.
(a) The Company maintains a system of disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in its reports filed or submitted under the Investment Company Act of 1940, as amended (the “1940 Act”), is recorded, processed, summarized and reported within the time periods specified in the SEC’s rules and forms, and that such information is accumulated and communicated to management to allow timely decisions regarding required disclosures. The Company’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on their evaluation of the disclosure controls and procedures as of June 30, 2011, a date that is within 90 days of the filing date of this report.
(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) Not applicable.
(a)(2) Certification pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).
(a)(3) Not applicable.
(b)      Certification pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
ADVANCE CAPITAL I, INC.

By:	/s/ Robert J. Cappelli Robert J. Cappelli
President & Treasurer
Date: August 31, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities on the dates indicated.

By:	/s/ Robert J. Cappelli Robert J. Cappelli
President & Treasurer

Date: August 31, 2011

By:	/s/ Christopher M. Kostiz Christopher M. Kostiz
Vice President
Date: August 31, 2011